JPMorgan Income ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 31.4%
FHLMC
Pool # 8C1031, ARM, 5.22%, 6/1/2055 (a)	4,957,995	4,972,936
Pool # 842039, ARM, 5.23%, 10/1/2055 (a)	4,013,043	4,040,775
Pool # 8B0505, ARM, 4.82%, 11/1/2055 (a)	6,495,184	6,477,284
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (a)	2,950,835	2,947,502
Pool # 8C1217, ARM, 5.04%, 11/1/2055 (a)	8,412,253	8,389,327
Pool # 8C1210, ARM, 5.42%, 11/1/2055 (a)	4,323,521	4,350,817
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	989,525	992,331
Pool # WN2326, 4.45%, 12/1/2032	210,000	207,835
FHLMC UMBS, 30 Year
Pool # TB4997, 6.00%, 6/1/2051	160,000	164,217
Pool # TB5018, 6.50%, 6/1/2051	150,000	155,970
Pool # QG4162, 5.00%, 6/1/2053	662,421	654,071
Pool # SD3481, 6.50%, 8/1/2053 (b)	11,036,772	11,532,717
Pool # SD4030, 6.50%, 10/1/2053	3,934,827	4,147,014
Pool # QH8542, 8.00%, 1/1/2054	216,061	234,687
Pool # SD5883, 6.50%, 6/1/2054	9,376,283	9,869,446
Pool # SD5979, 6.00%, 7/1/2054	6,484,631	6,655,613
Pool # SD6268, 6.50%, 8/1/2054	7,104,102	7,489,552
Pool # SD6461, 6.50%, 10/1/2054	1,871,323	1,972,336
Pool # RJ3721, 5.50%, 3/1/2055	10,075,250	10,126,438
Pool # QX9926, 6.00%, 4/1/2055	6,966,873	7,160,516
Pool # SL2544, 6.50%, 8/1/2055	26,503,989	27,920,016
Pool # QZ6253, 5.50%, 10/1/2055	3,776,878	3,804,481
Pool # QZ6256, 5.50%, 10/1/2055	5,681,992	5,713,596
Pool # SL2939, 5.50%, 10/1/2055	7,704,014	7,764,409
Pool # QZ6966, 5.50%, 11/1/2055	4,210,196	4,231,245
Pool # QZ7257, 5.50%, 11/1/2055	3,988,045	4,008,516
Pool # QZ8076, 5.50%, 11/1/2055	1,646,688	1,654,921
Pool # QZ9117, 5.50%, 11/1/2055	2,902,409	2,922,768
Pool # RQ0064, 5.50%, 11/1/2055	29,469,979	29,617,319
Pool # TA1190, 5.50%, 11/1/2055	258,517	259,809
Pool # SL3192, 6.00%, 11/1/2055	78,631,907	81,504,099
Pool # TA0290, 5.50%, 12/1/2055	5,479,563	5,511,277
Pool # RQ0085, 5.50%, 1/1/2056	70,281,192	70,632,574
Pool # SL3686, 5.50%, 1/1/2056	23,448,759	23,603,446
Pool # SL4048, 5.50%, 1/1/2056	29,882,945	30,225,086
Pool # TA3495, 5.50%, 1/1/2056	980,954	985,863
Pool # TA3891, 5.50%, 1/1/2056	4,977,845	5,002,732
Pool # TA4276, 5.50%, 1/1/2056	169,375	170,222
Pool # TA4348, 5.50%, 1/1/2056	546,314	552,279
Pool # TA4349, 5.50%, 1/1/2056	546,505	552,296
Pool # TA4352, 5.50%, 1/1/2056	3,793,118	3,830,869
Pool # TA4353, 5.50%, 1/1/2056	3,736,911	3,772,297
Pool # TA4363, 5.50%, 1/1/2056	1,264,816	1,276,793
Pool # TA4375, 5.50%, 1/1/2056	4,791,009	4,834,577
Pool # TA4376, 5.50%, 1/1/2056	4,889,066	4,931,624
Pool # TA4380, 5.50%, 1/1/2056	1,945,788	1,964,840

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # TA5070, 5.50%, 1/1/2056	14,421,447	14,590,194
Pool # TA5257, 5.50%, 1/1/2056	478,256	481,872
Pool # TA5975, 5.50%, 1/1/2056	229,370	230,914
Pool # RQ0086, 6.00%, 1/1/2056	14,131,821	14,438,635
Pool # TA3719, 6.00%, 1/1/2056	14,453,836	14,767,640
Pool # TA3884, 6.00%, 1/1/2056	18,815,970	19,306,906
Pool # TA4636, 6.00%, 1/1/2056	4,557,126	4,677,692
Pool # TA4679, 6.00%, 1/1/2056	865,996	889,257
Pool # TA5158, 6.00%, 1/1/2056	717,256	738,185
Pool # TA6600, 6.50%, 1/1/2056	208,547	219,373
Pool # TA5189, 7.00%, 1/1/2056	398,918	425,746
Pool # SL4065, 5.50%, 2/1/2056	11,411,230	11,558,956
Pool # TA4998, 5.50%, 2/1/2056	10,020,776	10,090,331
Pool # TA5048, 5.50%, 2/1/2056	2,122,338	2,139,360
Pool # TA5432, 5.50%, 2/1/2056	4,970,151	4,995,000
Pool # TA5448, 5.50%, 2/1/2056	293,796	297,130
Pool # TA5456, 5.50%, 2/1/2056	386,174	389,051
Pool # TA5458, 5.50%, 2/1/2056	368,710	370,975
Pool # TA5459, 5.50%, 2/1/2056	614,942	621,459
Pool # TA5581, 5.50%, 2/1/2056	677,602	686,777
Pool # TA5679, 5.50%, 2/1/2056	368,870	372,488
Pool # TA5685, 5.50%, 2/1/2056	1,114,278	1,119,911
Pool # TA6050, 5.50%, 2/1/2056	676,901	680,286
Pool # TA6062, 5.50%, 2/1/2056	169,247	171,461
Pool # TA6592, 5.50%, 2/1/2056	658,193	666,197
Pool # TA6704, 5.50%, 2/1/2056	424,199	427,806
Pool # TA6710, 5.50%, 2/1/2056	1,798,345	1,815,855
Pool # TA6724, 5.50%, 2/1/2056	3,528,637	3,546,279
Pool # TA7028, 5.50%, 2/1/2056	459,116	463,620
Pool # TA5161, 6.00%, 2/1/2056	747,431	770,491
Pool # TA5178, 6.00%, 2/1/2056	258,660	269,707
Pool # TA5427, 6.00%, 2/1/2056	874,604	901,973
Pool # TA5434, 6.00%, 2/1/2056	642,904	662,073
Pool # TA5436, 6.00%, 2/1/2056	810,217	832,928
Pool # TA5443, 6.00%, 2/1/2056	1,583,430	1,629,047
Pool # TA6599, 6.00%, 2/1/2056	847,770	872,822
Pool # TA6717, 6.00%, 2/1/2056	1,284,879	1,324,724
Pool # TA6718, 6.00%, 2/1/2056	1,304,865	1,342,456
Pool # TA6740, 6.00%, 2/1/2056	1,374,800	1,414,068
Pool # TA6742, 6.00%, 2/1/2056	1,298,729	1,335,133
Pool # TA5025, 6.50%, 2/1/2056	1,311,726	1,369,445
Pool # TA5253, 6.50%, 2/1/2056	655,186	688,398
Pool # TA5435, 6.50%, 2/1/2056	298,014	311,749
Pool # TA5444, 6.50%, 2/1/2056	657,238	687,024
Pool # TA5447, 6.50%, 2/1/2056	447,935	467,647
Pool # TA5449, 6.50%, 2/1/2056	290,388	303,418
Pool # TA6727, 6.50%, 2/1/2056	218,996	229,665
Pool # TA6729, 6.50%, 2/1/2056	169,595	177,820
Pool # TA6730, 6.50%, 2/1/2056	537,583	561,948

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # TA6746, 6.50%, 2/1/2056	259,267	271,135
Pool # TA7120, 6.50%, 2/1/2056	219,476	229,306
Pool # TA7703, 5.00%, 3/1/2056	12,714,733	12,519,299
Pool # TA8177, 5.00%, 3/1/2056	448,528	442,637
Pool # RQ0103, 5.50%, 3/1/2056	56,462,917	56,745,212
Pool # TA7127, 5.50%, 3/1/2056	1,523,629	1,536,892
Pool # TA7129, 5.50%, 3/1/2056	1,033,931	1,043,721
Pool # TA7684, 5.50%, 3/1/2056	3,672,485	3,700,251
Pool # TA7685, 5.50%, 3/1/2056	338,993	342,203
Pool # TA7688, 5.50%, 3/1/2056	492,586	496,400
Pool # TA7713, 5.50%, 3/1/2056	817,571	826,497
Pool # TA8148, 5.50%, 3/1/2056	1,896,055	1,910,740
Pool # TA8151, 5.50%, 3/1/2056	940,156	948,150
Pool # TA8849, 5.50%, 3/1/2056	748,279	756,058
Pool # TA8855, 5.50%, 3/1/2056	907,512	917,421
Pool # TA8856, 5.50%, 3/1/2056	2,753,171	2,779,242
Pool # TA8862, 5.50%, 3/1/2056	2,751,142	2,764,896
Pool # TA8887, 5.50%, 3/1/2056	3,392,698	3,423,550
Pool # TA9000, 5.50%, 3/1/2056	419,241	421,793
Pool # TA7663, 6.00%, 3/1/2056	828,194	854,164
Pool # TA7664, 6.00%, 3/1/2056	359,115	368,260
Pool # TA8858, 6.00%, 3/1/2056	1,017,293	1,047,523
Pool # TA8870, 6.00%, 3/1/2056	2,753,448	2,820,196
Pool # TA8890, 6.00%, 3/1/2056	1,266,538	1,303,352
Pool # TA9439, 6.00%, 3/1/2056	209,647	215,636
Pool # TA6726, 6.50%, 3/1/2056	258,746	272,034
Pool # TA7116, 6.50%, 3/1/2056	248,977	260,048
Pool # TA7117, 6.50%, 3/1/2056	201,468	210,388
Pool # TA7125, 6.50%, 3/1/2056	229,324	240,244
Pool # TA8874, 6.50%, 3/1/2056	798,395	836,420
Pool # TA8875, 6.50%, 3/1/2056	296,844	310,658
Pool # TA8878, 6.50%, 3/1/2056	738,025	771,139
Pool # TA8880, 6.50%, 3/1/2056	388,945	406,099
Pool # TA8892, 6.50%, 3/1/2056	428,292	447,839
Pool # TA9455, 5.50%, 4/1/2056	1,966,326	1,976,157
Pool # TB0509, 5.50%, 4/1/2056	3,061,302	3,084,447
Pool # TB1157, 5.50%, 4/1/2056	3,998,210	4,027,497
Pool # TB0362, 6.00%, 4/1/2056	1,008,728	1,037,004
Pool # TB0363, 6.00%, 4/1/2056	579,442	597,612
Pool # TB0377, 6.00%, 4/1/2056	169,840	174,692
Pool # TB1161, 6.00%, 4/1/2056	6,960,970	7,130,985
Pool # TB1164, 6.00%, 4/1/2056	1,003,149	1,031,269
Pool # TB1922, 6.00%, 4/1/2056	602,203	616,802
Pool # TA9432, 6.50%, 4/1/2056	259,725	271,157
Pool # TB0366, 6.50%, 4/1/2056	159,860	166,896
Pool # TB0376, 6.50%, 4/1/2056	1,139,121	1,186,690
Pool # TB1178, 6.50%, 4/1/2056	1,103,935	1,152,526
Pool # TB1180, 6.50%, 4/1/2056	1,134,293	1,181,660
Pool # TB2242, 5.50%, 5/1/2056	17,171,747	17,327,906

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # TB2246, 5.50%, 5/1/2056	11,202,655	11,300,170
Pool # TB2139, 6.00%, 5/1/2056	459,693	470,348
Pool # TB3715, 7.00%, 5/1/2056	200,000	212,190
Pool # TB3717, 7.00%, 5/1/2056	200,000	212,144
Pool # TB3721, 7.00%, 5/1/2056	200,000	212,039
Pool # TB3725, 7.00%, 5/1/2056	200,000	212,039
Pool # TB4991, 6.00%, 6/1/2056	1,310,000	1,344,181
Pool # TB5000, 6.00%, 6/1/2056	390,000	399,170
Pool # TB5004, 6.00%, 6/1/2056	1,220,000	1,246,487
Pool # TB5009, 6.50%, 6/1/2056	1,390,000	1,444,386
Pool # TB5010, 6.50%, 6/1/2056	420,000	437,538
Pool # TB5015, 6.50%, 6/1/2056	140,000	146,137
Pool # TB5016, 6.50%, 6/1/2056	140,000	146,162
FNMA
Pool # BM7862, ARM, 5.02%, 10/1/2055 (a)	2,317,443	2,325,111
Pool # DF1997, ARM, 4.85%, 11/1/2055 (a)	5,185,232	5,185,742
Pool # BM7859, ARM, 4.87%, 11/1/2055 (a)	15,202,364	15,204,794
Pool # BM7874, ARM, 4.98%, 11/1/2055 (a)	21,381,458	21,429,795
Pool # DF4134, ARM, 5.32%, 11/1/2055 (a)	7,225,993	7,271,628
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	8,161,015	8,607,393
Pool # CB7141, 6.50%, 9/1/2053 (b)	18,151,441	18,967,310
Pool # FS9123, 6.50%, 12/1/2053	6,024,055	6,345,861
Pool # DA6408, 8.00%, 12/1/2053	219,574	238,503
Pool # DA6398, 8.00%, 1/1/2054	188,985	205,277
Pool # CB8004, 6.00%, 2/1/2054	2,041,856	2,105,898
Pool # CB8495, 6.00%, 5/1/2054	6,738,123	6,926,404
Pool # CB8853, 6.00%, 7/1/2054	23,725,421	24,631,821
Pool # FS8911, 6.50%, 8/1/2054	7,333,898	7,749,966
Pool # CB9153, 6.00%, 9/1/2054	8,176,623	8,498,829
Pool # DC7023, 6.00%, 12/1/2054	19,633,500	20,059,759
Pool # FA1925, 6.00%, 12/1/2054	9,646,934	9,913,685
Pool # FA0541, 6.00%, 2/1/2055	11,839,871	12,280,774
Pool # FA3119, 6.00%, 2/1/2055	19,572,988	19,998,360
Pool # DD8503, 6.00%, 5/1/2055	35,016,863	35,777,107
Pool # DE9119, 5.50%, 10/1/2055	922,381	926,992
Pool # DF1922, 5.50%, 10/1/2055	655,644	658,922
Pool # FA2900, 6.00%, 10/1/2055	45,942,383	47,620,514
Pool # FA3423, 6.00%, 11/1/2055	59,665,856	61,845,279
Pool # DF3947, 5.50%, 12/1/2055	247,879	249,119
Pool # DF5185, 5.50%, 12/1/2055	159,252	160,048
Pool # DF6528, 5.50%, 12/1/2055	2,350,743	2,367,106
Pool # DF6535, 5.50%, 12/1/2055	3,280,627	3,340,509
Pool # DF6613, 5.50%, 12/1/2055	955,920	968,440
Pool # DF6615, 5.50%, 12/1/2055	1,458,143	1,472,667
Pool # DF8733, 5.50%, 12/1/2055	745,857	749,586
Pool # DG0277, 5.50%, 12/1/2055	140,969	141,674
Pool # DF8756, 6.00%, 12/1/2055	448,482	463,164
Pool # DF0526, 5.50%, 1/1/2056	977,225	982,111

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DF1408, 5.50%, 1/1/2056	737,265	744,518
Pool # DF8198, 5.50%, 1/1/2056	79,468	80,055
Pool # DF8915, 5.50%, 1/1/2056	288,808	290,252
Pool # DF9067, 5.50%, 1/1/2056	5,664,257	5,713,326
Pool # DF9545, 5.50%, 1/1/2056	338,540	341,875
Pool # DF9558, 5.50%, 1/1/2056	109,703	110,420
Pool # DG2633, 5.50%, 1/1/2056	853,180	872,766
Pool # MA5945, 5.50%, 1/1/2056	100,252,346	100,753,574
Pool # CC1887, 6.00%, 1/1/2056	14,218,009	14,569,141
Pool # DE6957, 6.00%, 1/1/2056	3,485,503	3,571,582
Pool # DF9392, 6.00%, 1/1/2056	2,017,515	2,075,632
Pool # DF9394, 6.00%, 1/1/2056	2,696,109	2,773,109
Pool # DF9396, 6.00%, 1/1/2056	2,614,624	2,687,903
Pool # DF9400, 6.00%, 1/1/2056	2,399,448	2,457,609
Pool # DF9401, 6.00%, 1/1/2056	2,926,291	3,011,347
Pool # DF9403, 6.00%, 1/1/2056	874,177	902,077
Pool # DF9774, 6.00%, 1/1/2056	1,983,305	2,047,209
Pool # DF9784, 6.00%, 1/1/2056	488,351	501,217
Pool # DF9799, 6.00%, 1/1/2056	318,950	331,998
Pool # DG0834, 6.00%, 1/1/2056	1,823,926	1,878,518
Pool # DF9405, 6.50%, 1/1/2056	656,448	687,685
Pool # DF9406, 6.50%, 1/1/2056	205,897	215,135
Pool # DF9407, 6.50%, 1/1/2056	209,037	217,949
Pool # DF9410, 6.50%, 1/1/2056	477,467	499,754
Pool # DF9411, 6.50%, 1/1/2056	392,356	412,031
Pool # DF9412, 6.50%, 1/1/2056	457,820	480,157
Pool # DF9759, 6.50%, 1/1/2056	588,053	625,876
Pool # DF9789, 6.50%, 1/1/2056	827,484	865,849
Pool # DF6909, 7.00%, 1/1/2056	319,114	339,802
Pool # DF4315, 5.50%, 2/1/2056	348,963	350,708
Pool # DF6150, 5.50%, 2/1/2056	1,262,728	1,270,541
Pool # DF6154, 5.50%, 2/1/2056	1,446,026	1,456,959
Pool # DF9556, 5.50%, 2/1/2056	616,016	622,080
Pool # DG1432, 5.50%, 2/1/2056	1,205,566	1,214,468
Pool # DG1463, 5.50%, 2/1/2056	1,833,903	1,848,613
Pool # DG1477, 5.50%, 2/1/2056	648,152	655,075
Pool # DG1567, 5.50%, 2/1/2056	1,731,750	1,748,654
Pool # DG1571, 5.50%, 2/1/2056	1,202,354	1,215,479
Pool # DG1572, 5.50%, 2/1/2056	3,064,470	3,079,791
Pool # DG2562, 5.50%, 2/1/2056	1,482,922	1,497,678
Pool # DG2571, 5.50%, 2/1/2056	428,317	433,177
Pool # DG2878, 5.50%, 2/1/2056	258,551	261,098
Pool # DF6156, 6.00%, 2/1/2056	668,318	684,519
Pool # DF9402, 6.00%, 2/1/2056	1,034,655	1,068,013
Pool # DG0817, 6.00%, 2/1/2056	1,722,969	1,771,794
Pool # DG1435, 6.00%, 2/1/2056	1,684,764	1,728,290
Pool # DG1515, 6.00%, 2/1/2056	9,228,165	9,493,154
Pool # DG1582, 6.00%, 2/1/2056	995,087	1,024,194
Pool # DG1583, 6.00%, 2/1/2056	2,195,027	2,258,255

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DG1585, 6.00%, 2/1/2056	1,383,655	1,423,174
Pool # DG1590, 6.00%, 2/1/2056	840,389	865,446
Pool # DG2582, 6.00%, 2/1/2056	1,685,172	1,726,022
Pool # DG2870, 6.00%, 2/1/2056	917,643	961,244
Pool # DG0818, 6.50%, 2/1/2056	1,444,716	1,508,739
Pool # DG1597, 6.50%, 2/1/2056	316,361	330,942
Pool # DG1598, 6.50%, 2/1/2056	229,115	239,670
Pool # DG2059, 6.50%, 2/1/2056	139,560	146,399
Pool # DG3689, 6.50%, 2/1/2056	477,901	501,898
Pool # DF6166, 5.00%, 3/1/2056	1,277,274	1,259,910
Pool # DG4522, 5.00%, 3/1/2056	1,835,006	1,811,379
Pool # DG4524, 5.00%, 3/1/2056	2,762,688	2,725,364
Pool # DG3041, 5.50%, 3/1/2056	1,250,145	1,274,551
Pool # DG3660, 5.50%, 3/1/2056	488,323	496,034
Pool # DG3663, 5.50%, 3/1/2056	737,723	744,709
Pool # DG3668, 5.50%, 3/1/2056	886,213	898,503
Pool # DG3669, 5.50%, 3/1/2056	486,389	494,061
Pool # DG3743, 5.50%, 3/1/2056	368,882	374,844
Pool # DG3747, 5.50%, 3/1/2056	827,955	844,119
Pool # DG4449, 5.50%, 3/1/2056	1,635,408	1,650,278
Pool # DG4457, 5.50%, 3/1/2056	368,892	373,078
Pool # DG4498, 5.50%, 3/1/2056	848,153	855,365
Pool # DG4540, 5.50%, 3/1/2056	638,686	645,453
Pool # DG5494, 5.50%, 3/1/2056	1,555,440	1,570,168
Pool # DG5496, 5.50%, 3/1/2056	1,815,376	1,831,177
Pool # DG5497, 5.50%, 3/1/2056	878,237	885,705
Pool # DG5501, 5.50%, 3/1/2056	3,092,469	3,107,931
Pool # MA5998, 5.50%, 3/1/2056	6,065,011	6,095,334
Pool # DG3673, 6.00%, 3/1/2056	827,964	854,252
Pool # DG3682, 6.50%, 3/1/2056	388,805	408,129
Pool # DG3683, 6.50%, 3/1/2056	359,170	376,475
Pool # DG3684, 6.50%, 3/1/2056	358,970	374,802
Pool # DG3686, 6.50%, 3/1/2056	588,675	614,585
Pool # DG3688, 6.50%, 3/1/2056	788,032	820,938
Pool # DG3693, 6.50%, 3/1/2056	388,968	407,492
Pool # DF6182, 5.50%, 4/1/2056	2,300,547	2,313,071
Pool # DF6192, 5.50%, 4/1/2056	1,190,268	1,197,353
Pool # DG6115, 5.50%, 4/1/2056	2,385,336	2,397,262
Pool # DG6119, 5.50%, 4/1/2056	459,028	464,237
Pool # DG7692, 5.50%, 4/1/2056	4,251,289	4,285,060
Pool # DG7694, 5.50%, 4/1/2056	5,446,549	5,483,425
Pool # DG7697, 5.50%, 4/1/2056	13,731,959	13,800,614
Pool # DG6130, 6.00%, 4/1/2056	2,414,802	2,490,516
Pool # DG6828, 6.00%, 4/1/2056	349,166	359,139
Pool # DG6834, 6.00%, 4/1/2056	329,723	337,665
Pool # DG6837, 6.00%, 4/1/2056	1,616,645	1,663,633
Pool # DG6838, 6.00%, 4/1/2056	488,920	503,497
Pool # DG6840, 6.00%, 4/1/2056	339,500	347,945
Pool # DG7708, 6.00%, 4/1/2056	17,147,126	17,565,926

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DG6133, 6.50%, 4/1/2056	669,032	698,781
Pool # DG6135, 6.50%, 4/1/2056	409,392	427,412
Pool # DG6137, 6.50%, 4/1/2056	1,394,990	1,458,217
Pool # DG6139, 6.50%, 4/1/2056	449,335	470,045
Pool # DG6852, 6.50%, 4/1/2056	2,127,553	2,216,394
Pool # DG6853, 6.50%, 4/1/2056	379,570	395,634
Pool # DG6857, 6.50%, 4/1/2056	439,528	459,784
Pool # DG8229, 6.50%, 4/1/2056	8,318,025	8,665,331
Pool # DG6141, 7.00%, 4/1/2056	249,693	264,874
Pool # DG6862, 7.00%, 4/1/2056	339,760	360,289
Pool # DG9944, 6.50%, 5/1/2056	3,177,665	3,318,965
Pool # DG9951, 6.50%, 5/1/2056	6,068,306	6,321,711
Pool # DH1075, 6.50%, 5/1/2056	150,000	156,731
Pool # DH1076, 6.50%, 5/1/2056	100,000	104,447
Pool # DH1078, 6.50%, 5/1/2056	100,000	104,411
Pool # DH1080, 6.50%, 5/1/2056	100,000	104,402
Pool # DH1091, 7.00%, 5/1/2056	100,000	106,072
Pool # DH1092, 7.00%, 5/1/2056	100,000	106,042
Pool # DH2435, 6.00%, 6/1/2056	1,010,000	1,039,360
Pool # DH2440, 6.00%, 6/1/2056	1,920,000	1,961,685
Pool # DH1934, 6.50%, 6/1/2056	120,000	125,281
Pool # DH1936, 6.50%, 6/1/2056	140,000	145,846
Pool # DH1949, 7.00%, 6/1/2056	500,000	530,361
Pool # DH1951, 7.00%, 6/1/2056	300,000	318,059
Pool # DH1952, 7.00%, 6/1/2056	500,000	530,098
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	652,876
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,210,374
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,543,906
Pool # BS9607, 5.06%, 9/1/2030	162,000	165,378
Pool # BS9738, 4.97%, 10/1/2030	220,000	223,580
Pool # BS3390, 1.69%, 10/1/2031	1,251,412	1,099,339
Pool # BS3377, 1.72%, 10/1/2031	205,000	178,471
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,787,896
Pool # BS4294, 1.97%, 1/1/2034	800,000	671,639
Pool # BZ1211, 4.99%, 6/1/2034	840,000	858,752
Pool # BZ3537, 4.97%, 4/1/2035	2,639,373	2,684,506
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 6.50%, 7/25/2056 (b)	19,000,000	19,706,046
GNMA II, 30 Year
Pool # 2644, 6.50%, 9/20/2028	102	106
Pool # MA8151, 4.50%, 7/20/2052	22	21
Pool # MA8649, 6.00%, 2/20/2053	222,430	228,466
Pool # MA9109, 7.00%, 8/20/2053	532,183	553,274
Pool # CV8103, 6.00%, 9/20/2053	1,022,596	1,049,422
Pool # 786958, 6.00%, 10/20/2053	42,175,161	43,694,004
Pool # DB1521, 6.00%, 4/20/2054	162,031	168,146
Pool # MA9725, 5.50%, 6/20/2054	15,440,721	15,590,690
Pool # DB7182, 6.00%, 6/20/2054	83,311	86,253
Pool # DB9010, 6.00%, 6/20/2054	97,990	100,620

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DC6423, 6.00%, 6/20/2054	309,907	321,604
Pool # DC6424, 6.00%, 6/20/2054	186,948	193,551
Pool # DC6462, 6.00%, 6/20/2054	240,424	249,790
Pool # DC6464, 6.00%, 6/20/2054	1,165,671	1,202,603
Pool # DC7762, 6.00%, 6/20/2054	1,277,215	1,317,682
Pool # DB7520, 6.00%, 7/20/2054	421,800	434,142
Pool # DC6650, 6.00%, 7/20/2054	1,135,539	1,171,517
Pool # DC8318, 6.00%, 7/20/2054	59,197	61,285
Pool # DC8319, 6.00%, 7/20/2054	97,506	100,949
Pool # 787515, 6.00%, 8/20/2054	6,333,961	6,523,114
Pool # DE1862, 6.00%, 8/20/2054	2,468,308	2,546,747
Pool # 787553, 6.00%, 9/20/2054	7,961,937	8,218,263
Pool # DE0971, 6.00%, 9/20/2054	67,759	69,905
Pool # DE4370, 6.00%, 9/20/2054	171,450	176,882
Pool # DE4373, 6.00%, 9/20/2054	180,223	185,934
Pool # DE6274, 6.00%, 9/20/2054	5,522,093	5,697,058
Pool # 787593, 5.50%, 10/20/2054	9,521,079	9,669,897
Pool # 787595, 6.00%, 10/20/2054	23,636,699	24,428,163
Pool # 787596, 6.00%, 10/20/2054	25,920,854	26,852,077
Pool # DF5278, 6.00%, 10/20/2054	102,010	105,242
Pool # DF5283, 6.00%, 10/20/2054	913,926	942,885
Pool # DF5284, 6.00%, 10/20/2054	834,956	861,412
Pool # 787890, 6.00%, 11/20/2054	4,977,860	5,136,525
Pool # DF8119, 6.00%, 11/20/2054	5,977,302	6,166,690
Pool # DF8120, 6.00%, 11/20/2054	7,122,724	7,348,401
Pool # DG0986, 6.00%, 11/20/2054	61,751	64,166
Pool # DG1019, 6.00%, 11/20/2054	195,454	203,406
Pool # DG1038, 6.00%, 11/20/2054	47,750	49,617
Pool # DE0928, 6.00%, 12/20/2054	92,975	96,912
Pool # DF4458, 6.00%, 12/20/2054	155,504	161,586
Pool # DF4461, 6.00%, 12/20/2054	205,008	210,882
Pool # DF4477, 6.00%, 12/20/2054	381,640	397,421
Pool # DF8291, 6.00%, 12/20/2054	859,911	887,157
Pool # DG1004, 6.00%, 12/20/2054	225,211	234,019
Pool # DG1015, 6.00%, 12/20/2054	129,313	133,801
Pool # DG1018, 6.00%, 12/20/2054	166,764	173,294
Pool # DG1027, 6.00%, 12/20/2054	181,597	188,698
Pool # DG8794, 6.00%, 12/20/2054	42,173	43,824
Pool # DG8812, 6.00%, 12/20/2054	61,144	63,535
Pool # DG8826, 6.00%, 12/20/2054	94,510	98,355
Pool # DG8827, 6.00%, 1/20/2055	321,036	333,592
Pool # DG8828, 6.00%, 1/20/2055	122,269	126,128
Pool # DG8829, 6.00%, 1/20/2055	156,181	162,796
Pool # DG8840, 6.00%, 1/20/2055	73,170	76,035
Pool # DG8841, 6.00%, 1/20/2055	187,055	194,370
Pool # DG8842, 6.00%, 1/20/2055	50,160	51,598
Pool # DG8843, 6.00%, 1/20/2055	95,031	98,732
Pool # DG8871, 6.00%, 1/20/2055	57,787	60,050
Pool # 787839, 5.50%, 2/20/2055	49,465,358	49,769,831

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 787892, 5.50%, 2/20/2055	20,088,818	20,384,403
Pool # 787885, 6.00%, 3/20/2055	29,495,646	30,430,212
Pool # 787933, 5.50%, 4/20/2055	46,393,781	46,679,346
Pool # 787935, 5.50%, 4/20/2055	9,567,022	9,696,902
Pool # 787936, 5.50%, 4/20/2055	15,537,678	15,804,300
Pool # DI0238, 6.00%, 4/20/2055	1,149,379	1,176,213
Pool # 787987, 5.50%, 5/20/2055	25,367,950	25,733,459
Pool # 788063, 6.00%, 7/20/2055	10,334,907	10,662,367
Pool # 788132, 5.50%, 8/20/2055	52,804,616	53,550,886
Pool # DN0795, 5.50%, 10/20/2055	8,928,939	9,091,717
Pool # DN5662, 5.50%, 10/20/2055	2,761,780	2,807,147
Pool # DN5666, 5.50%, 10/20/2055	4,731,479	4,794,597
Pool # DN5956, 6.00%, 10/20/2055	993,275	1,030,597
Pool # DN5965, 6.00%, 10/20/2055	3,427,570	3,536,588
Pool # DN5970, 6.00%, 10/20/2055	3,389,589	3,488,909
Pool # DN5975, 6.00%, 10/20/2055	1,060,215	1,089,439
Pool # 788245, 6.50%, 10/20/2055	19,227,651	20,228,554
Pool # 788316, 5.50%, 12/20/2055	12,357,287	12,494,412
Pool # MB0814, 5.50%, 12/20/2055	196,944,328	198,365,931
Pool # 788314, 6.00%, 12/20/2055	6,260,953	6,456,218
Pool # MB0872, 5.50%, 1/20/2056	148,271,242	149,341,509
Pool # 788375, 6.50%, 1/20/2056	37,311,765	39,208,517
Pool # MB1072, 6.00%, 4/20/2056	129,759,407	132,461,707
Pool # MB1144, 6.00%, 5/20/2056	37,620,000	38,385,221
Pool # MB1218, 6.00%, 6/20/2056	55,720,453	56,995,929
Pool # MB1219, 6.50%, 6/20/2056 (b)	70,800,000	73,941,750
GNMA II, Single Family, 30 Year
TBA, 4.50%, 6/15/2056 (b)	82,790,000	79,631,943
TBA, 5.50%, 6/15/2056 (b)	50,998,688	51,313,212
TBA, 6.00%, 6/15/2056 (b)	78,880,000	80,363,719
TBA, 6.50%, 6/15/2056 (b)	53,000,000	55,187,273
Total Mortgage-Backed Securities (Cost $2,873,344,154)		2,866,264,588
Collateralized Mortgage Obligations — 19.1%
Al, 5.59%, 10/25/2029 ‡	10,000,000	10,000,000
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	1,200,000	1,199,428
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (c) (d)	10,620,000	10,575,461
Chase Home Lending Mortgage Trust Series 2025-DRT1, Class B3, 6.75%, 5/25/2056 (a) (c)	4,079,060	4,136,319
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.10%, 4/25/2046 (a)	131,304	118,438
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	2,424,989	2,329,687
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	3,668,496	3,547,436
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	1,486,377	1,443,718
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (e)	2,461,365	2,377,433
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (e)	3,301,636	3,182,117
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	4,439,412	4,330,202
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	6,788,984	6,630,800
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (c)	7,230,284	7,194,856

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (c)	9,194,776	9,141,446
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (c)	12,453,138	12,261,360
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (c)	33,507,882	33,360,447
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (c)	66,705,000	67,538,812
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (c)	46,567,000	48,484,933
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (e)	1,059,328	1,022,040
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (d)	166,559	166,306
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 8.98%, 6/25/2039 (a) (c)	4,486,576	4,499,798
Series 2019-R05, Class 1B1, 7.83%, 7/25/2039 (a) (c)	4,837,817	4,859,776
Series 2019-R06, Class 2B1, 7.48%, 9/25/2039 (a) (c)	2,522,705	2,542,544
Series 2019-R07, Class 1B1, 7.13%, 10/25/2039 (a) (c)	2,516,216	2,534,959
Series 2019-HRP1, Class B1, 12.98%, 11/25/2039 (a) (c)	17,271,149	17,875,283
Series 2020-R02, Class 2B1, 6.73%, 1/25/2040 (a) (c)	9,300,000	9,400,532
Series 2020-R01, Class 1B1, 6.98%, 1/25/2040 (a) (c)	6,800,000	6,885,449
Series 2021-R01, Class 1B1, 6.71%, 10/25/2041 (a) (c)	2,000,000	2,015,740
Series 2021-R02, Class 2M2, 5.61%, 11/25/2041 (a) (c)	3,987,117	3,989,594
Series 2021-R02, Class 2B1, 6.91%, 11/25/2041 (a) (c)	64,000	64,658
Series 2021-R03, Class 1M2, 5.26%, 12/25/2041 (a) (c)	1,870,651	1,877,053
Series 2022-R03, Class 1B1, 9.86%, 3/25/2042 (a) (c)	5,660,000	5,884,931
Series 2022-R06, Class 1M2, 7.46%, 5/25/2042 (a) (c)	1,100,000	1,128,798
Series 2023-R02, Class 1M2, 6.96%, 1/25/2043 (a) (c)	550,000	568,222
Series 2023-R02, Class 1B1, 9.16%, 1/25/2043 (a) (c)	350,000	372,767
Series 2023-R03, Class 2M2, 7.51%, 4/25/2043 (a) (c)	2,640,000	2,761,164
Series 2023-R04, Class 1M2, 7.16%, 5/25/2043 (a) (c)	500,000	520,600
Series 2023-R04, Class 1B1, 8.96%, 5/25/2043 (a) (c)	2,600,000	2,788,128
Series 2023-R06, Class 1M2, 6.31%, 7/25/2043 (a) (c)	680,000	697,000
Series 2023-R07, Class 2M2, 6.86%, 9/25/2043 (a) (c)	16,000,000	16,454,264
Series 2023-R07, Class 2B1, 8.11%, 9/25/2043 (a) (c)	5,000,000	5,325,632
Series 2023-R08, Class 1M2, 6.11%, 10/25/2043 (a) (c)	5,400,000	5,494,369
Series 2024-R01, Class 1M1, 4.66%, 1/25/2044 (a) (c)	2,026,247	2,025,632
Series 2024-R01, Class 1B1, 6.31%, 1/25/2044 (a) (c)	2,500,000	2,564,020
Series 2024-R02, Class 1M2, 5.41%, 2/25/2044 (a) (c)	460,000	463,165
Series 2024-R04, Class 1M2, 5.26%, 5/25/2044 (a) (c)	1,296,000	1,299,642
Series 2024-R05, Class 2M2, 5.31%, 7/25/2044 (a) (c)	324,587	325,196
Series 2024-R05, Class 2B1, 5.61%, 7/25/2044 (a) (c)	7,000,000	7,059,359
Series 2024-R06, Class 1M2, 5.21%, 9/25/2044 (a) (c)	2,992,065	2,996,964
Series 2025-R06, Class 1M2, 5.16%, 9/25/2045 (a) (c)	6,520,000	6,540,897
Series 2025-R06, Class 1B1, 5.46%, 9/25/2045 (a) (c)	2,830,000	2,845,837
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 5.30%, 3/25/2067 (a) (c)	78,957	76,709
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 6.61%, 8/25/2033 (a) (c)	3,400,000	3,708,062
Series 2021-DNA2, Class B1, 7.01%, 8/25/2033 (a) (c)	6,600,000	7,311,165
Series 2021-HQA1, Class B2, 8.61%, 8/25/2033 (a) (c)	9,166,267	10,797,723
Series 2021-DNA2, Class B2, 9.61%, 8/25/2033 (a) (c)	18,622,782	22,909,875
Series 2021-DNA3, Class B2, 9.86%, 10/25/2033 (a) (c)	5,800,000	7,236,041
Series 2021-HQA2, Class B2, 9.06%, 12/25/2033 (a) (c)	9,090,000	11,004,062
Series 2021-DNA5, Class B2, 9.11%, 1/25/2034 (a) (c)	23,730,000	28,882,020
Series 2021-HQA3, Class B2, 9.86%, 9/25/2041 (a) (c)	500,000	507,374

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-DNA6, Class B2, 11.11%, 10/25/2041 (a) (c)	1,800,000	1,841,832
Series 2021-DNA7, Class B1, 7.26%, 11/25/2041 (a) (c)	8,386,000	8,486,330
Series 2021-HQA4, Class B2, 10.61%, 12/25/2041 (a) (c)	11,000,000	11,330,042
Series 2022-DNA2, Class M2, 7.36%, 2/25/2042 (a) (c)	5,470,000	5,570,867
Series 2022-HQA1, Class B2, 14.61%, 3/25/2042 (a) (c)	8,100,000	8,705,621
Series 2022-DNA3, Class M1B, 6.51%, 4/25/2042 (a) (c)	500,000	508,017
Series 2022-DNA3, Class B1, 9.26%, 4/25/2042 (a) (c)	6,250,000	6,486,919
Series 2022-DNA3, Class B2, 13.36%, 4/25/2042 (a) (c)	7,000,000	7,475,527
Series 2022-DNA4, Class M1B, 6.96%, 5/25/2042 (a) (c)	6,000,000	6,159,220
Series 2022-DNA4, Class M2, 8.86%, 5/25/2042 (a) (c)	550,000	571,853
Series 2022-DNA5, Class M2, 10.36%, 6/25/2042 (a) (c)	6,000,000	6,355,410
Series 2022-HQA2, Class M2, 9.61%, 7/25/2042 (a) (c)	2,500,000	2,632,526
Series 2022-HQA3, Class M1B, 7.16%, 8/25/2042 (a) (c)	7,600,000	7,827,032
Series 2022-DNA6, Class M2, 9.36%, 9/25/2042 (a) (c)	3,000,000	3,179,772
Series 2023-DNA1, Class M1A, 5.71%, 3/25/2043 (a) (c)	258,039	260,934
Series 2023-DNA2, Class M1A, 5.71%, 4/25/2043 (a) (c)	601,963	607,595
Series 2023-DNA2, Class B1, 11.21%, 4/25/2043 (a) (c)	5,000,000	5,551,088
Series 2023-HQA2, Class M1B, 6.96%, 6/25/2043 (a) (c)	8,200,000	8,404,296
Series 2023-HQA2, Class M2, 7.46%, 6/25/2043 (a) (c)	9,800,000	10,240,487
Series 2024-DNA1, Class M2, 5.56%, 2/25/2044 (a) (c)	1,500,000	1,514,535
Series 2026-DNA2, Class B1, 5.71%, 3/25/2046 (a) (c)	12,460,000	12,573,406
Series 2026-HQA1, Class M2, 5.14%, 5/25/2046 (a) (c)	3,000,000	3,000,933
Series 2020-DNA5, Class B2, 15.11%, 10/25/2050 (a) (c)	39,871,608	54,524,424
Series 2020-DNA6, Class B2, 9.26%, 12/25/2050 (a) (c)	1,937,000	2,234,827
Series 2021-DNA1, Class B2, 8.36%, 1/25/2051 (a) (c)	1,585,000	1,759,968
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 8.88%, 10/25/2029 (a)	250,000	259,333
Series 2017-DNA3, Class B1, 8.18%, 3/25/2030 (a)	1,550,000	1,619,570
FHLMC, REMIC
Series 5616, Class MG, 4.35%, 7/15/2031	8,144,824	8,035,687
Series 5607, Class KT, 4.25%, 11/15/2032	7,558,053	7,409,529
Series 5616, Class GB, 4.15%, 12/15/2032	7,999,566	7,788,356
Series 5558, Class BV, 5.50%, 5/25/2036	2,809,887	2,840,903
Series 5148, Class PZ, 2.50%, 10/25/2051	12,800,460	7,945,608
Series 5151, Class KZ, 2.50%, 10/25/2051	8,862,478	5,562,297
Series 5328, Class Z, 6.00%, 8/25/2053	4,739,212	4,817,705
Series 5338, Class AZ, 6.00%, 9/25/2053	4,715,633	4,794,596
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,019,984
Series 5413, Class KS, IF, IO, 2.24%, 5/25/2054 (a)	3,748,055	241,690
Series 5414, Class DZ, 6.00%, 5/25/2054	5,198,435	5,292,657
Series 5442, Class HZ, 6.00%, 8/25/2054	5,579,861	5,704,995
Series 5495, Class SC, IF, IO, 2.34%, 1/25/2055 (a)	33,036,272	2,087,697
Series 5509, Class SA, IF, IO, 2.14%, 2/25/2055 (a)	18,311,989	950,890
Series 5508, Class SN, IF, IO, 2.24%, 2/25/2055 (a)	11,284,757	630,475
Series 5520, Class SD, IF, IO, 2.27%, 3/25/2055 (a)	16,333,126	1,032,438
Series 5520, Class SE, IF, IO, 2.27%, 3/25/2055 (a)	7,648,211	425,270
Series 5516, Class BZ, 5.50%, 3/25/2055	2,463,300	2,420,768
Series 5517, Class AL, 6.00%, 3/25/2055	4,473,567	4,528,117
Series 5528, Class SA, IF, IO, 2.37%, 4/25/2055 (a)	16,484,394	1,019,471

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5549, Class SA, IF, IO, 2.14%, 6/25/2055 (a)	18,484,740	1,088,043
Series 5580, Class Z, 5.00%, 6/25/2055	2,180,075	2,074,261
Series 5562, Class Z, 6.00%, 7/25/2055	500,300	491,473
Series 5565, Class SA, IF, IO, 2.24%, 8/25/2055 (a)	22,399,023	1,401,207
Series 5565, Class AZ, 5.00%, 8/25/2055	1,094,579	994,416
Series 5564, Class PZ, 6.00%, 8/25/2055	6,028,343	5,753,055
Series 5578, Class ZC, 6.00%, 9/25/2055	2,458,201	2,422,302
Series 5601, Class S, IF, IO, 2.34%, 11/25/2055 (a)	96,651,994	6,183,804
Series 5613, Class S, IF, IO, 2.44%, 1/25/2056 (a)	28,332,005	2,108,646
Series 5613, Class ZG, 5.50%, 1/25/2056	5,779,179	5,654,599
Series 5623, Class ZA, 5.50%, 2/25/2056	4,653,892	4,646,796
Series 5632, Class UZ, 5.50%, 2/25/2056	15,255,578	14,761,325
Series 5633, Class ZC, 5.50%, 2/25/2056	4,182,720	4,127,976
Series 5633, Class ZG, 5.50%, 2/25/2056	10,759,406	10,179,494
Series 5650, Class UZ, 5.50%, 4/25/2056	3,827,937	3,757,069
FNMA, Connecticut Avenue Securities
Series 2016-C04, Class 1B, 13.98%, 1/25/2029 (a)	15,637,558	15,842,887
Series 2016-C06, Class 1B, 12.98%, 4/25/2029 (a)	7,616,774	7,825,775
Series 2017-C02, Class 2B1, 9.23%, 9/25/2029 (a)	2,120,000	2,203,342
Series 2017-C05, Class 1B1, 7.33%, 1/25/2030 (a)	1,090,558	1,126,443
Series 2017-C06, Class 1B1, 7.88%, 2/25/2030 (a)	450,000	469,028
Series 2018-C03, Class 1B1, 7.48%, 10/25/2030 (a)	3,647,000	3,851,917
FNMA, REMIC
Series 2025-78, Class BV, 5.50%, 8/25/2036	3,793,441	3,832,532
Series 2014-73, Class CZ, 3.00%, 11/25/2044	6,242,397	5,670,706
Series 2023-28, Class EZ, 6.00%, 7/25/2053	2,381,454	2,415,388
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,762,908	4,851,795
Series 2023-34, Class LZ, 6.00%, 8/25/2053	2,962,007	3,031,681
Series 2024-25, Class ZA, 6.00%, 9/25/2053	2,152,312	2,191,867
Series 2024-25, Class ZB, 5.50%, 3/25/2054	3,027,004	2,968,826
Series 2024-20, Class MS, IF, IO, 2.34%, 5/25/2054 (a)	5,515,083	369,893
Series 2024-43, Class MZ, 6.00%, 7/25/2054	1,637,466	1,668,578
Series 2024-58, Class BS, IF, IO, 2.24%, 8/25/2054 (a)	4,893,852	251,723
Series 2025-98, Class UZ, 6.00%, 8/25/2054	2,768,721	2,771,403
Series 2024-95, Class SE, IF, IO, 2.29%, 12/25/2054 (a)	6,683,126	398,701
Series 2024-92, Class SH, IF, IO, 2.34%, 12/25/2054 (a)	4,501,643	302,208
Series 2024-95, Class KL, 5.50%, 12/25/2054	5,463,569	5,397,760
Series 2024-105, Class SH, IF, IO, 2.24%, 1/25/2055 (a)	16,942,530	1,019,188
Series 2025-7, Class SE, IF, IO, 2.24%, 2/25/2055 (a)	5,119,095	309,055
Series 2025-11, Class SB, IF, IO, 2.29%, 3/25/2055 (a)	6,819,121	452,003
Series 2025-24, Class SC, IF, IO, 2.32%, 4/25/2055 (a)	10,017,123	610,563
Series 2025-47, Class SM, IF, IO, 2.19%, 6/25/2055 (a)	50,681,100	3,021,019
Series 2025-55, Class SG, IF, IO, 2.29%, 7/25/2055 (a)	24,045,829	1,464,259
Series 2025-55, Class SC, IF, IO, 2.81%, 7/25/2055 (a)	16,631,384	1,247,537
Series 2025-55, Class UN, 5.00%, 7/25/2055	3,213,660	3,194,090
Series 2025-57, Class Z, 6.00%, 7/25/2055	389,548	388,893
Series 2025-66, Class SL, IF, IO, 2.19%, 8/25/2055 (a)	20,336,782	1,368,779
Series 2025-69, Class Z, 6.00%, 8/25/2055	3,306,374	3,295,477
Series 2025-73, Class Z, 6.00%, 9/25/2055	2,493,511	2,498,815

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-74, Class ZA, 6.00%, 9/25/2055	2,280,524	2,250,504
Series 2025-89, Class ZB, 6.00%, 10/25/2055	2,095,030	2,097,851
Series 2025-106, Class KZ, 5.50%, 12/25/2055	1,917,607	1,907,993
Series 2025-106, Class UZ, 5.50%, 12/25/2055	1,626,519	1,603,735
Series 2026-5, Class ZY, 5.00%, 2/25/2056	1,029,361	1,002,706
Series 2026-11, Class SB, IF, 4.16%, 3/25/2056 (a)	2,145,024	1,927,090
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (c) (d)	2,705,540	2,715,738
GNMA
Series 2014-181, Class SL, IF, IO, 1.88%, 12/20/2044 (a)	370,162	30,961
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	750,515	129,499
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,101,843	179,238
Series 2023-55, Class IE, IO, 2.50%, 7/20/2051	7,295,684	1,024,153
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	118,001	20,644
Series 2021-160, Class IE, IO, 2.50%, 9/20/2051	21,521,237	3,094,976
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,361,124	398,578
Series 2025-171, Class MT, 5.25%, 4/20/2052	4,000,000	3,968,707
Series 2023-67, Class DZ, 5.50%, 5/20/2053	4,597,900	4,511,267
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	309,786
Series 2023-113, Class SJ, IF, IO, 2.07%, 8/20/2053 (a)	4,919,767	256,322
Series 2023-113, Class GZ, 5.50%, 8/20/2053	1,466,216	1,474,076
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,325,771	2,239,871
Series 2023-132, Class EL, 5.50%, 9/20/2053	8,000,000	8,101,098
Series 2024-1, Class MS, IF, IO, 2.22%, 1/20/2054 (a)	8,948,103	570,696
Series 2024-30, Class SC, IF, IO, 2.82%, 2/20/2054 (a)	3,587,881	298,558
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	237,070
Series 2025-44, Class GZ, 6.00%, 2/20/2054	5,790,534	5,833,498
Series 2024-64, Class SV, IF, IO, 1.62%, 4/20/2054 (a)	6,162,227	284,982
Series 2024-79, Class CS, IF, IO, 1.62%, 5/20/2054 (a)	9,052,942	413,735
Series 2024-79, Class BS, IF, IO, 3.62%, 5/20/2054 (a)	4,496,166	499,602
Series 2024-110, Class SC, IF, IO, 2.37%, 7/20/2054 (a)	3,935,661	295,290
Series 2024-112, Class SA, IF, IO, 2.97%, 7/20/2054 (a)	3,091,985	239,395
Series 2024-110, Class AS, IF, IO, 3.02%, 7/20/2054 (a)	3,122,222	280,582
Series 2024-126, Class HS, IF, IO, 2.32%, 8/20/2054 (a)	3,663,387	238,810
Series 2024-126, Class JS, IF, IO, 2.32%, 8/20/2054 (a)	10,675,277	575,289
Series 2024-134, Class SE, IF, IO, 2.32%, 8/20/2054 (a)	8,450,140	536,869
Series 2024-127, Class SE, IF, IO, 2.37%, 8/20/2054 (a)	4,664,118	317,757
Series 2024-126, Class AS, IF, IO, 3.02%, 8/20/2054 (a)	3,754,207	315,911
Series 2024-128, Class SA, IF, IO, 3.02%, 8/20/2054 (a)	5,777,818	499,161
Series 2024-151, Class JS, IF, IO, 2.98%, 9/20/2054 (a)	3,714,424	328,810
Series 2024-159, Class AS, IF, IO, 2.47%, 10/20/2054 (a)	3,058,687	220,714
Series 2024-190, Class CS, IF, IO, 2.37%, 11/20/2054 (a)	3,931,312	234,003
Series 2025-156, Class BZ, 4.50%, 11/20/2054	824,317	745,545
Series 2024-204, Class SB, IF, IO, 2.38%, 12/20/2054 (a)	6,585,398	440,009
Series 2025-156, Class Z, 4.50%, 12/20/2054	7,212,777	6,535,765
Series 2025-89, Class JY, 5.00%, 12/20/2054	1,700,000	1,630,242
Series 2025-1, Class KS, IF, IO, 1.57%, 1/20/2055 (a)	8,187,668	378,328
Series 2025-1, Class SU, IF, IO, 1.57%, 1/20/2055 (a)	7,867,526	339,248
Series 2025-1, Class SV, IF, IO, 2.27%, 1/20/2055 (a)	8,095,088	495,388
Series 2025-7, Class SG, IF, IO, 2.32%, 1/20/2055 (a)	15,284,947	906,345

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-7, Class QS, IF, IO, 2.82%, 1/20/2055 (a)	3,119,889	229,268
Series 2025-1, Class SL, IF, IO, 2.97%, 1/20/2055 (a)	3,638,389	282,685
Series 2025-7, Class SL, IF, IO, 2.97%, 1/20/2055 (a)	3,577,325	251,518
Series 2025-89, Class DY, 5.25%, 1/20/2055	2,408,529	2,342,154
Series 2025-1, Class BL, 6.00%, 1/20/2055	1,400,000	1,414,511
Series 2025-22, Class AS, IF, IO, 2.32%, 2/20/2055 (a)	12,629,748	748,937
Series 2025-23, Class SE, IF, IO, 2.32%, 2/20/2055 (a)	5,717,740	369,836
Series 2025-23, Class SL, IF, IO, 2.32%, 2/20/2055 (a)	8,822,660	577,206
Series 2025-25, Class HS, IF, IO, 2.32%, 2/20/2055 (a)	12,454,704	738,980
Series 2025-22, Class GS, IF, IO, 2.92%, 2/20/2055 (a)	8,973,501	682,610
Series 2025-25, Class BS, IF, IO, 2.92%, 2/20/2055 (a)	16,673,729	1,446,826
Series 2025-25, Class SB, IF, IO, 2.92%, 2/20/2055 (a)	15,807,322	1,203,682
Series 2025-30, Class SC, IF, IO, 2.92%, 2/20/2055 (a)	9,277,794	706,446
Series 2025-25, Class ZN, 7.00%, 2/20/2055	1,186,432	1,254,812
Series 2025-41, Class AS, IF, IO, 1.67%, 3/20/2055 (a)	14,978,372	755,923
Series 2025-41, Class BS, IF, IO, 1.67%, 3/20/2055 (a)	39,311,734	1,763,847
Series 2025-51, Class SH, IF, IO, 2.32%, 3/20/2055 (a)	11,628,613	716,981
Series 2025-51, Class SA, IF, IO, 2.37%, 3/20/2055 (a)	40,081,815	2,712,477
Series 2025-41, Class ES, IF, IO, 3.57%, 3/20/2055 (a)	4,108,716	392,194
Series 2025-41, Class SE, IF, IO, 3.57%, 3/20/2055 (a)	6,128,016	658,541
Series 2025-60, Class ZC, 5.00%, 3/20/2055	12,959,955	12,268,592
Series 2025-139, Class B, 5.50%, 3/20/2055	5,500,000	5,360,297
Series 2025-69, Class SW, IF, IO, 1.50%, 4/20/2055 (a)	10,703,094	430,406
Series 2025-69, Class SX, IF, IO, 1.50%, 4/20/2055 (a)	26,386,170	1,094,229
Series 2025-70, Class SD, IF, IO, 1.52%, 4/20/2055 (a)	55,484,855	2,521,110
Series 2025-65, Class SL, IF, IO, 2.22%, 4/20/2055 (a)	60,603,013	3,964,964
Series 2025-69, Class SK, IF, IO, 2.82%, 4/20/2055 (a)	24,007,380	1,762,655
Series 2025-156, Class CZ, 5.00%, 4/20/2055	1,426,676	1,345,307
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,663,132	2,515,273
Series 2025-70, Class EZ, 5.00%, 4/20/2055	4,517,280	4,195,599
Series 2025-105, Class PA, 7.00%, 4/20/2055	993,696	1,016,413
Series 2025-89, Class SP, IF, IO, 1.47%, 5/20/2055 (a)	20,822,730	854,419
Series 2025-84, Class SQ, IF, IO, 1.52%, 5/20/2055 (a)	26,951,760	1,133,661
Series 2025-89, Class SC, IF, IO, 2.82%, 5/20/2055 (a)	8,674,283	693,381
Series 2025-89, Class SE, IF, IO, 2.82%, 5/20/2055 (a)	17,097,996	1,255,355
Series 2025-79, Class HS, IF, IO, 2.92%, 5/20/2055 (a)	4,851,437	369,450
Series 2025-139, Class ZB, 5.25%, 5/20/2055	1,561,080	1,415,670
Series 2025-100, Class SA, IF, IO, 2.22%, 6/20/2055 (a)	30,417,153	1,989,051
Series 2025-105, Class SD, IF, IO, 2.22%, 6/20/2055 (a)	52,268,679	3,369,276
Series 2025-97, Class SE, IF, IO, 2.27%, 6/20/2055 (a)	25,008,475	1,651,467
Series 2025-105, Class PZ, 5.00%, 6/20/2055	2,398,219	2,201,448
Series 2025-124, Class CS, IF, IO, 1.57%, 7/20/2055 (a)	7,202,741	320,137
Series 2025-124, Class SE, IF, IO, 2.22%, 7/20/2055 (a)	57,483,801	3,644,082
Series 2025-127, Class SH, IF, IO, 2.91%, 7/20/2055 (a)	8,031,947	631,570
Series 2025-127, Class PZ, 6.00%, 7/20/2055	2,652,419	2,643,624
Series 2025-120, Class SH, IF, 8.08%, 7/20/2055 (a)	3,904,016	3,981,512
Series 2025-120, Class SJ, IF, 8.16%, 7/20/2055 (a)	3,876,130	3,963,094
Series 2025-139, Class SU, IF, IO, 1.67%, 8/20/2055 (a)	45,974,110	2,343,162
Series 2025-139, Class JS, IF, IO, 2.92%, 8/20/2055 (a)	20,373,289	1,706,328

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-132, Class MZ, 5.00%, 8/20/2055	1,349,570	1,223,194
Series 2025-139, Class UC, 6.00%, 8/20/2055	1,757,562	1,754,589
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	1,182,983	1,180,780
Series 2025-135, Class SE, IF, 8.16%, 8/20/2055 (a)	7,217,781	7,380,343
Series 2025-152, Class SA, IF, IO, 2.27%, 9/20/2055 (a)	16,878,645	876,083
Series 2025-152, Class SH, IF, IO, 2.27%, 9/20/2055 (a)	23,404,798	1,357,546
Series 2025-156, Class JL, 5.00%, 9/20/2055	10,500,000	10,157,371
Series 2025-156, Class PA, 6.50%, 9/20/2055	8,700,938	8,748,445
Series 2025-171, Class SB, IF, IO, 1.77%, 10/20/2055 (a)	11,531,108	632,098
Series 2025-172, Class PZ, 6.00%, 10/20/2055	9,395,744	9,345,998
Series 2025-175, Class AZ, 6.00%, 10/20/2055	3,066,891	3,052,129
Series 2025-175, Class BZ, 6.00%, 10/20/2055	791,122	788,881
Series 2025-192, Class ZU, 4.50%, 11/20/2055	6,462,143	6,363,022
Series 2025-196, Class LZ, 5.50%, 11/20/2055	9,048,044	8,910,819
Series 2025-208, Class ZG, 4.50%, 12/20/2055	13,860,179	13,323,070
Series 2025-204, Class PZ, 5.50%, 12/20/2055	4,351,901	4,324,830
Series 2025-211, Class UZ, 5.50%, 12/20/2055	9,978,681	9,941,541
Series 2025-211, Class CP, 6.50%, 12/20/2055	21,454,545	21,463,446
Series 2026-2, Class KS, IF, IO, 1.92%, 1/20/2056 (a)	57,175,029	3,707,257
Series 2026-2, Class AZ, 4.50%, 1/20/2056	8,212,034	7,624,209
Series 2026-2, Class GZ, 4.50%, 1/20/2056	13,656,150	12,687,859
Series 2026-2, Class UZ, 4.50%, 1/20/2056	2,026,360	1,996,615
Series 2026-25, Class ZB, 4.50%, 1/20/2056	4,199,364	4,058,963
Series 2026-4, Class JZ, 4.50%, 1/20/2056	8,052,614	7,605,770
Series 2026-3, Class ZH, 5.50%, 1/20/2056	11,751,248	11,663,128
Series 2026-25, Class SD, IF, IO, 2.02%, 2/20/2056 (a)	32,821,549	2,219,170
Series 2026-24, Class DS, IF, IO, 2.07%, 2/20/2056 (a)	72,118,260	5,224,845
Series 2026-24, Class SB, IF, IO, 2.07%, 2/20/2056 (a)	133,121,277	8,597,811
Series 2026-24, Class BZ, 4.50%, 2/20/2056	1,601,317	1,509,041
Series 2026-24, Class DZ, 4.50%, 2/20/2056	2,548,456	2,311,960
Series 2026-25, Class ZH, 5.50%, 2/20/2056	11,342,007	11,321,148
Series 2026-30, Class DZ, 5.50%, 2/20/2056	1,130,214	1,120,778
Series 2026-48, Class HS, IF, IO, 2.04%, 3/20/2056 (a)	60,867,782	3,746,455
Series 2026-48, Class S, IF, IO, 2.06%, 3/20/2056 (a)	67,656,730	4,750,267
Series 2026-62, Class MS, IF, IO, 2.07%, 4/20/2056 (a)	30,644,204	2,565,980
Series SC, Class 2026-100, IF, IO, 2.01%, 6/20/2056 (a)	15,779,000	828,398
Series SD, Class 2026-100, IF, IO, 2.01%, 6/20/2056 (a)	25,994,000	1,287,515
Series SG, Class 2026-100, IF, IO, 2.06%, 6/20/2056 (a)	26,180,000	1,190,372
Series FG, Class 2026-100, IF, IO, 4.44%, 6/20/2056 (a)	26,180,000	26,180,000
Series 2025-H19, IO, 0.85%, 9/20/2075 (a)	25,967,004	2,296,361
Series 2025-H20, Class AI, IO, 0.86%, 9/20/2075 (a)	39,137,718	3,657,921
Series 2026-H11, IO, 0.73%, 4/20/2076 (a)	24,964,230	2,299,400
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 2/25/2066 (c) (d)	4,484,671	4,463,254
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (c)	1,690,862	1,708,563
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (c)	9,341,551	9,439,348
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (c)	19,069,206	19,268,842
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (d)	1,164,853	1,165,419

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (d)	2,360,000	2,368,337
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (d)	2,516,000	2,522,273
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (d)	1,017,294	1,020,083
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	1,263,000	1,264,373
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	2,221,000	2,230,696
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	1,000,000	1,005,040
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.78%, 7/16/2030 (a) (c)	4,000,000	4,007,261
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (d)	6,845,000	6,864,955
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (c) (d)	5,669,701	5,678,467
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (c)	67,366	63,483
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (c) (d)	7,245,925	7,233,277
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (c)	180,442	166,661
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (c)	118,893	113,091
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (c)	4,870,120	4,872,002
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (c)	5,253,065	5,229,695
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (c) (d)	13,696,942	13,618,590
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (c) (d)	18,043,637	17,880,672
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (c)	1,850,000	1,808,315
Series 2026-NQM4, Class A1A, 5.00%, 2/25/2066 (c) (d)	13,654,049	13,565,775
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (a) (c)	21,336,876	21,270,149
Series 2026-NQM6, Class A1, 5.29%, 5/25/2066 (a) (c)	22,010,000	21,986,458
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (d)	6,066,896	6,070,586
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (c)	4,703,873	4,682,770
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (d)	389,405	389,383
OBX Trust
Series 2026-INV3, Class A1, 6.00%, 4/25/2056 (a) (c)	12,662,201	12,870,735
Series 2026-INV4, Class A1, 6.00%, 5/25/2056 (a) (c)	24,024,000	24,468,819
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (c) (d)	355,782	354,707
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (d)	349,598	350,539
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (c) (d)	173,157	173,446
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (d)	5,115,708	5,140,118
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (d)	2,615,760	2,625,175
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (d)	14,956,568	14,855,165
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (c) (d)	4,393,553	4,355,098
Series 2026-NQM7, Class A1, 5.22%, 4/25/2066 (a) (c)	20,000,000	19,961,700
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (c) (d)	22,085,203	21,994,004
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (c)	11,308,220	11,412,470
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (c)	3,570,448	3,621,216
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (c)	6,109,816	6,185,083
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (a) (c)	8,814,254	8,825,272
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (c)	24,854,626	24,823,558
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (a) (c)	23,943,063	24,433,154
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (a) (c)	25,455,889	25,359,157
Series 2026-CNF4, Class A1, 5.50%, 5/25/2057 (a) (c)	23,215,206	23,157,168
Series 2026-INV5, Class A1, 6.00%, 5/25/2057 (a) (c)	17,000,000	17,325,390

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (c)	2,533,851	2,557,211
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (c)	18,294,499	18,451,722
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (d)	1,445,054	1,440,494
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (d)	1,123,527	1,124,232
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (d)	2,000,000	2,005,406
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (d)	1,711,009	1,706,474
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (d)	1,620,413	1,578,455
Santander Mortgage Asset Receivable Trust
Series 2026-NQM3, Class A1A, 5.18%, 3/25/2066 (c) (d)	4,173,324	4,160,949
Series 2026-NQM4, Class A1A, 5.49%, 5/25/2066 (c) (d)	13,100,000	13,101,002
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (c)	5,774,743	5,824,515
STACR Trust
Series 2018-HRP2, Class B1, 7.93%, 2/25/2047 (a) (c)	600,000	639,030
Series 2018-HRP2, Class B2, 14.23%, 2/25/2047 (a) (c)	2,290,000	2,734,331
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	250,000	214,691
Toorak Mortgage Trust
Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (d)	2,800,000	2,810,644
Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (c) (d)	1,174,066	1,175,162
Towd Point Mortgage Trust Series 2019-HY1, Class M2, 5.70%, 10/25/2048 (a) (c)	4,020,000	4,199,751
Total Collateralized Mortgage Obligations (Cost $1,769,160,977)		1,746,400,967
Commercial Mortgage-Backed Securities — 18.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.14%, 8/10/2035 (a) (c)	935,000	890,587
Aventura Mall Trust Series 2018-AVM, Class A, 4.11%, 7/5/2040 (a) (c)	2,220,000	2,191,443
BAML RCAP Frn 8.00%, 10/25/2027 ‡	3,338,332	3,338,332
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.29%, 9/15/2048 (a)	2,925,000	2,801,126
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (c)	3,000,000	2,035,093
BANK
Series 2017-BNK4, Class C, 4.37%, 5/15/2050 (a)	8,448,000	7,489,474
Series 2022-BNK39, Class XA, IO, 0.41%, 2/15/2055 (a)	7,982,549	161,015
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (c)	60,000	54,287
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (c)	8,995,000	7,398,193
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (a)	1,500,000	1,113,252
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	700,000	414,934
Series 2020-BN28, Class XA, IO, 1.76%, 3/15/2063 (a)	4,049,897	245,490
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	320,000	217,640
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	4,059,179
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (a)	5,800,000	5,925,747
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,792,435	5,939,381
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	849,787
BBCMS Mortgage Trust
Series 2017-C1, Class D, 3.54%, 2/15/2050 (a) (c)	2,400,000	1,781,173
Series 2021-C11, Class XB, IO, 0.95%, 9/15/2054 (a)	4,500,000	204,722
Series 2022-C17, Class XA, IO, 1.15%, 9/15/2055 (a)	46,914,494	2,717,921
Series 2023-C20, Class XA, IO, 0.86%, 7/15/2056 (a)	13,110,569	567,971
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (a)	1,350,000	1,425,994

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (a)	2,900,000	3,154,058
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (a)	4,350,000	4,528,661
Series 2026-5C41, Class XA, IO, 1.38%, 5/15/2069 (a)	43,750,000	2,211,151
Benchmark Mortgage Trust
Series 2018-B1, Class C, 4.20%, 1/15/2051 (a)	5,200,000	4,278,167
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (a)	2,300,000	2,190,883
Series 2018-B3, Class C, 4.54%, 4/10/2051 (a)	7,956,000	6,805,009
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (a)	1,000,000	987,893
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	1,240,000	839,666
Series 2019-B9, Class C, 4.97%, 3/15/2052 (a)	10,561,000	9,190,750
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	799,911	770,167
Series 2022-B33, Class A5, 3.46%, 3/15/2055 (a)	800,000	739,397
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (a)	800,000	771,474
Series 2022-B37, Class A5, 5.75%, 11/15/2055 (a)	604,000	630,619
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (a)	4,000,000	4,150,286
Series 2023-B39, Class XA, IO, 0.57%, 7/15/2056 (a)	117,955,843	3,868,220
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (a)	200,000	205,755
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	451,651
Series 2024-V5, Class C, 6.97%, 1/10/2057 (a)	300,000	308,972
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,396,761
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (a)	27,380,320	1,388,798
Series 2026-V21, Class XA, IO, 1.43%, 3/15/2059 (a)	48,695,923	2,931,558
Series 2019-B10, Class B, 4.18%, 3/15/2062 (a)	1,418,000	1,307,726
Series 2026-B43, Class XB, IO, 0.69%, 4/15/2063 (a)	61,158,000	2,532,443
Series 2026-B43, Class XA, IO, 1.24%, 4/15/2063 (a)	42,380,000	2,994,295
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.48%, 8/15/2042 (a) (c)	6,483,000	6,491,131
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (a)	3,600,000	3,742,337
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (c)	5,000,000	3,794,690
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.46%, 2/17/2055 (a)	49,041,139	965,983
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,693,761
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (a)	6,280,000	6,466,892
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (a)	3,310,000	3,469,180
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,585,064
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,470,726
Series 2024-5C3, Class C, 6.86%, 2/15/2057 (a)	700,000	704,856
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (a)	8,300,000	8,665,800
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (a)	26,934,234	1,589,195
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,785,663
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	3,955,193
Series 2024-C10, Class XA, IO, 0.62%, 11/15/2057 (a)	78,485,778	3,701,546
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (a) (c)	19,935,816	560,346
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (a)	1,400,000	1,430,925
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (a)	300,000	302,924
Series 2025-5C11, Class XA, IO, 1.11%, 7/15/2058 (a)	75,675,305	3,101,000
Series 2026-C14, Class XA, IO, 1.13%, 2/15/2059 (a)	23,446,686	1,856,607
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 4.47%, 10/15/2036 (a) (c)	148,759	148,759
Series 2021-ACNT, Class A, 4.59%, 11/15/2038 (a) (c)	624,963	625,323

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2024-MF, Class A, 5.07%, 2/15/2039 (a) (c)	1,744,345	1,746,526
Series 2024-MF, Class B, 5.32%, 2/15/2039 (a) (c)	708,364	709,913
BX Mortgage Trust
Series 2025-BIO3, Class B, 6.56%, 2/10/2042 (c)	3,587,000	3,578,423
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (a) (c)	3,400,000	3,396,046
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (c)	12,290,000	12,204,255
BX Trust Series 2022-LBA6, Class A, 4.63%, 1/15/2039 (a) (c)	155,000	154,952
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052 (c)	674,000	485,476
Series 2019-CF3, Class C, 3.58%, 1/15/2053 (a)	8,446,000	6,285,832
CD Mortgage Trust
Series 2016-CD2, Class C, 3.98%, 11/10/2049 (a)	290,000	171,054
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	16,076,138	15,806,374
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	888,220
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	6,900,000	5,273,990
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (a)	1,362,417	1,335,858
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (a)	1,750,000	1,663,532
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (a)	2,080,000	1,938,471
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	3,800,000	2,260,352
CFCRE Commercial Mortgage Trust Series 2016-C6, Class C, 4.28%, 11/10/2049 (a)	1,000,000	853,431
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	6,500,000	5,834,130
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (a)	918,122	892,855
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	4,000,000	2,639,880
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	10,712	10,470
Series 2016-GC36, Class B, 4.65%, 2/10/2049 (a)	4,674,000	4,449,601
Series 2016-GC36, Class C, 4.65%, 2/10/2049 (a)	1,500,000	1,317,270
Series 2016-P3, Class B, 4.27%, 4/15/2049 (a)	1,630,000	1,591,271
Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500,000	1,179,023
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	3,000,000	2,211,675
Series 2017-P7, Class C, 4.40%, 4/14/2050 (a)	169,000	146,691
Series 2017-P8, Class C, 4.25%, 9/15/2050 (a)	1,254,000	1,030,546
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (a)	1,000,000	981,501
Series 2018-C5, Class XA, IO, 0.66%, 6/10/2051 (a)	1,429,046	16,037
Series 2018-C6, Class XA, IO, 0.72%, 11/10/2051 (a)	1,868,860	28,299
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	2,099,930
Series 2019-C7, Class XA, IO, 0.81%, 12/15/2072 (a)	19,425,313	494,298
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (c)	390,340	388,258
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (c)	1,123,214	1,123,751
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (c)	1,224,000	1,238,384
Series 2015-DC1, Class B, 4.03%, 2/10/2048 (a)	8,160,000	7,797,451
Series 2016-COR1, Class AM, 3.49%, 10/10/2049	2,449,000	2,425,449
Series 2015-PC1, Class D, 4.39%, 7/10/2050 (a)	4,725,000	3,921,844
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (a)	800,000	691,489
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.19%, 2/10/2047 (a)	2,967,820	2,901,074
Series 2014-CR15, Class C, 3.86%, 2/10/2047 (a)	1,000,000	946,595
Series 2014-CR19, Class E, 3.95%, 8/10/2047 (a) (c)	1,352,399	1,324,500

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (a)	2,300,000	2,134,532
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	3,322,616	2,109,828
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	7,817,000	7,328,281
Series 2015-CR22, Class D, 3.69%, 3/10/2048 (a) (c)	8,729,000	6,446,366
Series 2015-LC23, Class E, 3.68%, 10/10/2048 (a) (c)	3,000,000	2,430,210
Series 2016-COR1, Class C, 4.26%, 10/10/2049 (a)	7,875,000	6,821,587
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class D, 3.20%, 8/15/2048 (a)	2,071,000	1,607,572
Series 2015-C3, Class C, 4.20%, 8/15/2048 (a)	986,716	953,394
Series 2016-C6, Class D, 4.75%, 1/15/2049 (a) (c)	4,140,000	3,518,446
Series 2015-C1, Class D, 3.27%, 4/15/2050 (a) (c)	5,655,000	4,594,631
Series 2017-CX9, Class D, 4.03%, 9/15/2050 (a) (c)	1,125,000	846,034
Series 2018-C14, Class C, 4.88%, 11/15/2051 (a)	11,742,000	10,641,081
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (c)	4,005,000	2,854,725
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (a)	57,151,631	2,067,175
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	5,200,000	1,953,239
Series 2020-C19, Class E, 2.50%, 3/15/2053 (c)	2,000,000	628,064
Series 2020-C19, Class C, 3.61%, 3/15/2053 (a)	2,750,000	1,727,076
Series 2015-C2, Class C, 4.18%, 6/15/2057 (a)	1,581,648	1,510,458
Series 2015-C2, Class D, 4.18%, 6/15/2057 (a)	6,852,000	6,016,673
DBJPM Mortgage Trust Series 2016-C3, Class B, 3.26%, 8/10/2049	400,000	384,038
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (c)	1,885,000	1,882,272
FHLMC
Series 2025-MN11, Class M1, 5.26%, 7/25/2045 (a) (c)	2,421,580	2,418,321
Series 2025-MN11, Class M2, 6.26%, 7/25/2045 (a) (c)	3,000,000	2,979,900
FHLMC MSCR Trust
Series 2021-MN2, Class B1, 9.11%, 7/25/2041 (a) (c)	200,000	200,002
Series 2023-MN6, Class M2, 10.36%, 5/25/2043 (a) (c)	5,000,000	5,636,101
Series 2023-MN7, Class M1, 7.21%, 9/25/2043 (a) (c)	1,406,488	1,408,635
Series 2023-MN7, Class M2, 9.31%, 9/25/2043 (a) (c)	5,348,000	5,711,828
Series 2023-MN7, Class B1, 12.46%, 9/25/2043 (a) (c)	1,750,000	2,017,332
Series 2024-MN8, Class M1, 6.46%, 5/25/2044 (a) (c)	9,956,676	10,012,495
Series 2024-MN8, Class M2, 7.86%, 5/25/2044 (a) (c)	2,500,000	2,608,774
Series 2024-MN8, Class B1, 10.96%, 5/25/2044 (a) (c)	2,900,000	3,336,421
Series 2024-MN9, Class M1, 6.06%, 10/25/2044 (a) (c)	10,427,227	10,509,166
Series 2024-MN9, Class M2, 6.86%, 10/25/2044 (a) (c)	7,100,000	7,199,453
Series 2024-MN9, Class B1, 9.61%, 10/25/2044 (a) (c)	500,000	519,723
Series 2025-MN10, Class M1, 5.66%, 2/25/2045 (a) (c)	3,755,940	3,724,351
Series 2025-MN10, Class M2, 6.46%, 2/25/2045 (a) (c)	5,500,000	5,518,876
Series 2025-MN10, Class B1, 8.56%, 2/25/2045 (a) (c)	180,000	183,555
Series 2025-MN11, Class B1, 8.01%, 7/25/2045 (a) (c)	2,700,000	2,693,948
Series 2025-MN12, Class B1, 8.11%, 11/25/2045 (a) (c)	4,880,000	4,916,354
Series 2026-MN13, Class M2, 6.56%, 3/25/2046 (a) (c)	7,285,000	7,301,608
Series 2021-MN1, Class M1, 5.61%, 1/25/2051 (a) (c)	161,786	161,586
Series 2021-MN1, Class M2, 7.36%, 1/25/2051 (a) (c)	3,000,000	3,106,129
Series 2021-MN3, Class M2, 7.61%, 11/25/2051 (a) (c)	8,700,000	8,987,189
Series 2021-MN3, Class B1, 10.46%, 11/25/2051 (a) (c)	1,750,000	1,850,084
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (a)	2,000,000	34,980

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (a)	2,000,000	71,557
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (a)	50,250,000	3,530,414
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (a)	2,500,000	304,426
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (a)	5,600,000	343,157
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (a)	18,000,000	3,459,537
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.11%, 5/25/2052 (a) (c)	3,000,000	3,288,295
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class X1, IO, 0.60%, 10/25/2026 (a)	42,601,011	44,403
Series K738, Class X1, IO, 1.47%, 1/25/2027 (a)	40,687,816	217,159
Series K064, Class X1, IO, 0.58%, 3/25/2027 (a)	9,855,011	29,921
Series KC05, Class X1, IO, 1.12%, 6/25/2027 (a)	26,121,573	205,624
Series K068, Class X1, IO, 0.40%, 8/25/2027 (a)	611,593	2,636
Series K740, Class X1, IO, 0.72%, 9/25/2027 (a)	17,395,497	123,249
Series K072, Class X1, IO, 0.36%, 12/25/2027 (a)	14,330,321	73,959
Series K742, Class X1, IO, 0.60%, 3/25/2028 (a)	2,047,758	18,368
Series K742, Class X3, IO, 2.65%, 4/25/2028 (a)	5,000,000	226,374
Series K743, Class X1, IO, 0.90%, 5/25/2028 (a)	24,958,930	381,996
Series K078, Class X1, IO, 0.08%, 6/25/2028 (a)	60,316,150	135,229
Series K745, Class X1, IO, 0.61%, 8/25/2028 (a)	14,758,096	168,332
Series K082, Class X1, IO, 0.01%, 9/25/2028 (a)	187,988,010	291,193
Series K083, Class X1, IO, 0.03%, 9/25/2028 (a)	127,909,106	225,465
Series K084, Class X3, IO, 2.24%, 11/25/2028 (a)	751,485	38,128
Series K514, Class X1, IO, 0.96%, 12/25/2028 (a)	11,774,805	256,774
Series K088, Class X1, IO, 0.50%, 1/25/2029 (a)	13,407,482	164,781
Series K091, Class X1, IO, 0.56%, 3/25/2029 (a)	31,577,869	452,097
Series K519, Class AS, 4.13%, 3/25/2029 (a)	3,678,159	3,671,212
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (a)	55,000,000	401,203
Series KW09, Class X1, IO, 0.76%, 5/25/2029 (a)	59,625,281	1,134,276
Series K094, Class X1, IO, 0.87%, 6/25/2029 (a)	20,816,323	483,792
Series K095, Class XAM, IO, 1.23%, 6/25/2029 (a)	1,614,000	58,496
Series K528, Class X1, IO, 0.82%, 7/25/2029 (a)	30,000,000	717,777
Series KG02, Class X1, IO, 1.01%, 8/25/2029 (a)	14,057,912	336,112
Series K100, Class X1, IO, 0.64%, 9/25/2029 (a)	53,138,595	975,194
Series K101, Class X1, IO, 0.83%, 10/25/2029 (a)	1,628,394	39,130
Series K101, Class X3, IO, 1.89%, 10/25/2029 (a)	20,000,000	1,161,596
Series K090, Class X3, IO, 2.31%, 10/25/2029 (a)	5,000,000	310,100
Series K103, Class X1, IO, 0.63%, 11/25/2029 (a)	25,336,593	489,001
Series K104, Class X1, IO, 1.10%, 1/25/2030 (a)	12,730,260	437,090
Series K106, Class X1, IO, 1.31%, 1/25/2030 (a)	127,475,325	5,289,589
Series K105, Class X1, IO, 1.51%, 1/25/2030 (a)	24,163,531	1,128,563
Series K107, Class X1, IO, 1.58%, 1/25/2030 (a)	92,300,516	4,560,845
Series K109, Class X1, IO, 1.56%, 4/25/2030 (a)	124,240,813	6,313,135
Series K110, Class X1, IO, 1.64%, 4/25/2030 (a)	57,642,911	2,987,344
Series K114, Class X1, IO, 1.11%, 6/25/2030 (a)	2,085,101	79,370
Series K115, Class X1, IO, 1.31%, 6/25/2030 (a)	69,624,482	3,117,937
Series K117, Class X1, IO, 1.21%, 8/25/2030 (a)	30,674,378	1,292,802
Series K119, Class X1, IO, 0.91%, 9/25/2030 (a)	7,182,253	236,543
Series K121, Class X1, IO, 1.01%, 10/25/2030 (a)	24,462,428	873,355
Series K120, Class X1, IO, 1.02%, 10/25/2030 (a)	40,120,376	1,453,537

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K754, Class XAM, IO, 0.03%, 11/25/2030 (a)	116,738,000	479,711
Series KG04, Class X1, IO, 0.84%, 11/25/2030 (a)	67,106,310	2,020,766
Series K122, Class X1, IO, 0.86%, 11/25/2030 (a)	19,354,371	622,444
Series K124, Class X1, IO, 0.71%, 12/25/2030 (a)	98,802,686	2,692,087
Series K123, Class X1, IO, 0.76%, 12/25/2030 (a)	52,208,965	1,477,749
Series K126, Class X1, IO, 0.29%, 1/25/2031 (a)	76,268,843	916,157
Series K152, Class X1, IO, 0.95%, 1/25/2031 (a)	16,866,097	564,328
Series K128, Class X1, IO, 0.51%, 3/25/2031 (a)	125,517,848	2,489,973
Series K129, Class X3, IO, 3.16%, 5/25/2031 (a)	8,000,000	1,062,018
Series K130, Class X1, IO, 1.03%, 6/25/2031 (a)	6,144,666	264,337
Series K131, Class X1, IO, 0.72%, 7/25/2031 (a)	56,422,417	1,791,999
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (a)	42,520,595	996,317
Series K136, Class X1, IO, 0.39%, 12/25/2031 (a)	62,529,945	943,102
Series K140, Class X1, IO, 0.29%, 1/25/2032 (a)	84,305,419	1,284,149
Series K-152, Class A1, 3.78%, 1/25/2032	332,829	328,865
Series K760, Class XAM, IO, 0.09%, 2/25/2032 (a)	115,430,000	920,219
Series Q001, Class XA, IO, 2.05%, 2/25/2032 (a)	14,159,264	760,664
Series K142, Class X1, IO, 0.30%, 3/25/2032 (a)	109,881,705	1,713,451
Series K144, Class X1, IO, 0.33%, 4/25/2032 (a)	4,074,595	75,207
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,565,975
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (a)	17,439,596	339,282
Series K-152, Class X1, IO, 0.15%, 11/25/2032 (a)	131,733,595	1,511,485
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (a)	85,778,106	1,963,950
Series K-159, Class X1, IO, 0.12%, 7/25/2033 (a)	151,844,829	1,729,938
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (a)	2,700,000	840,350
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (a)	1,181,554	42,587
Series K-1514, Class X3, IO, 2.77%, 10/25/2034 (a)	13,043,739	2,278,932
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (a)	2,500,000	503,067
Series K-1515, Class X1, IO, 1.50%, 2/25/2035 (a)	8,734,312	795,231
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (a)	19,110,772	1,653,546
Series Q012, Class X, IO, 3.94%, 9/25/2035 (a)	332,211	46,071
Series K-1518, Class X1, IO, 0.85%, 10/25/2035 (a)	35,770,557	2,009,429
Series K-1519, Class X1, IO, 0.59%, 12/25/2035 (a)	13,265,285	529,029
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	57,532,488	1,841,690
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (a)	4,500,000	837,223
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (a)	3,000,000	726,530
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (a)	1,000,000	237,277
Series K067, Class X3, IO, 2.12%, 9/25/2044 (a)	15,000,000	372,919
Series K068, Class X3, IO, 2.06%, 10/25/2044 (a)	12,000,000	291,720
Series K060, Class X3, IO, 1.90%, 12/25/2044 (a)	13,199,854	97,015
Series K062, Class X3, IO, 2.08%, 1/25/2045 (a)	14,999,855	174,039
Series K063, Class X3, IO, 2.08%, 2/25/2045 (a)	11,342,000	150,422
Series K065, Class X3, IO, 2.19%, 7/25/2045 (a)	8,509,531	178,771
Series K066, Class X3, IO, 2.16%, 8/25/2045 (a)	25,000,000	594,137
Series K071, Class X3, IO, 2.01%, 11/25/2045 (a)	8,700,000	237,617
Series K085, Class X3, IO, 2.31%, 12/25/2045 (a)	1,850,000	95,140
Series K097, Class X3, IO, 2.02%, 9/25/2046 (a)	3,000,000	174,414
Series K082, Class X3, IO, 2.21%, 10/25/2046 (a)	10,000,000	493,309
Series K083, Class X3, IO, 2.29%, 11/25/2046 (a)	621,062	32,410

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K092, Class X3, IO, 2.25%, 5/25/2047 (a)	43,959,013	2,612,080
Series K737, Class X3, IO, 1.78%, 1/25/2048 (a)	11,779,376	98,984
Series K109, Class X3, IO, 3.38%, 5/25/2048 (a)	3,400,000	389,800
Series K119, Class X3, IO, 2.73%, 9/25/2048 (a)	5,000,000	510,801
Series K121, Class X3, IO, 2.77%, 11/25/2048 (a)	5,000,000	531,965
Series K126, Class X3, IO, 2.63%, 1/25/2049 (a)	12,950,000	1,362,089
Series K124, Class X3, IO, 2.62%, 2/25/2049 (a)	5,000,000	506,756
Series K125, Class X3, IO, 2.65%, 2/25/2049 (a)	16,750,000	1,744,092
Series K741, Class X3, IO, 2.44%, 3/25/2049 (a)	13,766,615	485,327
Series K127, Class X3, IO, 2.65%, 3/25/2049 (a)	4,000,000	418,894
Series K743, Class X3, IO, 2.95%, 6/25/2049 (a)	13,000,000	693,173
Series K147, Class X3, IO, 3.80%, 6/25/2050 (a)	6,400,000	1,184,109
Series K096, Class X3, IO, 2.04%, 8/25/2051 (a)	8,380,000	451,012
Series K148, Class X3, IO, 4.15%, 8/25/2054 (a)	17,000,000	3,542,756
Series K143, Class X1, IO, 0.34%, 4/25/2055 (a)	34,767,785	645,749
Series Q014, Class X, IO, 2.73%, 10/25/2055 (a)	1,705,951	237,045
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (a)	5,000,000	1,116,969
Series K759, Class X3, IO, 5.26%, 2/25/2057 (a)	1,026,415	256,764
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (a)	19,677,602	538,785
FNMA ACES
Series 2016-M10, Class X, IO, 0.61%, 7/25/2028 (a)	98,537,034	880,409
Series 2019-M11, Class X1, IO, 1.04%, 6/25/2029 (a)	3,843,295	84,099
Series 2020-M3, Class X1, IO, 0.32%, 2/25/2030 (a)	3,086,723	22,491
Series 2020-M30, Class X, IO, 0.90%, 7/25/2031 (a)	35,162,868	1,092,690
Series 2020-M15, Class X1, IO, 1.45%, 9/25/2031 (a)	20,996,369	1,127,887
Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (a)	2,783,395	22,304
Series 2020-M16, Class X1, IO, 0.45%, 4/25/2032 (a)	74,716,472	1,158,300
Series 2020-M35, Class X, IO, 0.15%, 7/25/2032 (a)	236,225,910	1,355,960
Series 2020-M31, Class AB, 0.50%, 10/25/2032	69,912	63,271
Series 2019-M11, Class X2, IO, 0.87%, 5/25/2034 (a)	47,842,172	2,428,760
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (a)	3,500,000	3,420,372
Series 2021-M8, Class X, IO, 0.21%, 11/25/2035 (a)	90,796,445	1,199,603
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	5,500,000	2,761,130
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.26%, 9/25/2024 (a) (c)	769,180	768,909
Series 2017-KF40, Class B, 6.46%, 11/25/2027 (a) (c)	943,700	937,676
Series 2018-KF43, Class B, 5.91%, 1/25/2028 (a) (c)	21,473	20,951
Series 2018-KF50, Class B, 5.66%, 7/25/2028 (a) (c)	3,383	3,318
Series 2018-K84, Class D, PO, 11/25/2028 (c)	3,500,000	2,844,336
Series 2018-KF54, Class B, 5.96%, 11/25/2028 (a) (c)	442,364	424,820
Series 2019-KF59, Class B, 6.11%, 2/25/2029 (a) (c)	675,975	652,400
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	57,062,904	123,895
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	15,546,697	35,322
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	790,000	616,481
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	10,000,000	24,762
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	12,014,516	30,414
Series 2019-KF67, Class C, 9.76%, 8/25/2029 (a) (c)	1,474,382	1,293,199
Series 2019-KC07, Class C, 3.58%, 10/25/2029 (a) (c)	2,400,000	2,042,502
Series 2019-KF73, Class B, 6.21%, 11/25/2029 (a) (c)	2,052,602	1,917,795

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-KF76, Class B, 6.51%, 1/25/2030 (a) (c)	337,803	330,668
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (c)	4,500,000	3,720,941
Series 2023-K752, Class D, PO, 8/25/2030 (c)	2,588,480	1,828,409
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	9,003,480	30,169
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	3,300,000	2,337,720
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	40,279,659	129,918
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	3,300,000	11,499
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (a) (c)	300,000	274,583
Series 2022-KF132, Class CS, 10.05%, 2/25/2032 (a) (c)	2,757,866	2,565,210
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	1,300,000	982,620
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	13,883,609	34,599
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	1,600,000	4,235
Series 2023-KF149, Class CS, 9.80%, 12/25/2032 (a) (c)	341,607	347,490
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (c)	44,899,336	192,353
Series 2018-K155, Class C, PO, 5/25/2033 (c)	4,000,000	2,278,279
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (c)	5,250,000	27,851
Series 19K-1511, Class C, PO, 4/25/2034 (c)	5,327,320	2,816,861
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	167,499,053	926,086
Series 19K-1514, Class C, 0.00%, 10/25/2034 (c)	6,000,000	3,127,321
Series 2017-K69, Class D, PO, 10/25/2049 (c)	6,000,000	5,320,890
Series 2017-K724, Class D, PO, 12/25/2049 (c)	18,076	15,081
Series 2017-K62, Class B, 3.89%, 1/25/2050 (a) (c)	415,000	412,495
Series 2019-K91, Class C, 4.26%, 4/25/2051 (a) (c)	250,000	242,822
Series 2018-K83, Class D, PO, 11/25/2051 (c)	3,400,000	2,767,311
Series 2019-K92, Class D, PO, 5/25/2052 (c)	4,900,000	3,868,658
Series 2020-K116, Class D, PO, 9/25/2052 (c)	4,500,000	3,077,256
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (c)	57,860,493	174,808
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (c)	12,768,420	42,076
Series 2020-K740, Class D, PO, 11/25/2052 (c)	10,000,000	8,955,138
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (c)	103,422,407	99,006
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (c)	24,500,000	27,293
Series 2020-K105, Class D, PO, 3/25/2053 (c)	4,000,000	2,823,523
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	50,593,600	139,168
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	12,000,000	37,013
Series 2020-K109, Class D, PO, 5/25/2053 (c)	7,000,000	4,834,208
Series 2020-K113, Class D, PO, 5/25/2053 (c)	4,300,000	3,051,339
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	67,544,992	202,979
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	24,000,000	76,898
Series 2020-K115, Class D, PO, 9/25/2053 (c)	6,000,000	4,442,017
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	63,373,882	204,058
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	14,600,000	49,549
Series 2020-K118, Class D, PO, 10/25/2053 (c)	7,000,000	5,012,340
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	75,586,210	250,417
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	15,633,000	54,462
Series 2020-K739, Class D, PO, 11/25/2053 (c)	7,000,000	6,058,995
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	67,213,140	50,867
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	17,500,000	17,204
Series 2020-K122, Class D, PO, 1/25/2054 (c)	4,000,000	2,696,206
Series 2021-K126, Class D, PO, 1/25/2054 (c)	7,600,000	5,207,996

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (c)	10,972,469	38,896
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	78,390,387	277,416
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	20,236,360	77,109
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	43,235,955	134,970
GNMA
Series 2013-174, Class IA, IO, 0.46%, 10/16/2053 (a)	30,611,008	479,895
Series 2025-128, Class AW, 4.75%, 3/16/2054	14,627,136	14,499,376
Series 2025-144, Class A, 4.75%, 7/16/2054	9,979,826	9,913,988
Series 2025-93, Class AM, 4.75%, 12/16/2054	8,700,000	8,470,368
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (a)	739,732	646,789
Series 2025-106, Class A, 5.00%, 7/16/2055	3,064,342	3,050,374
Series 2015-33, IO, 0.12%, 2/16/2056 (a)	34,266,667	96,265
Series 2024-52, Class A, 4.50%, 3/16/2056 (a)	1,457,357	1,437,407
Series 2025-138, Class A, 4.75%, 5/16/2056	14,465,345	14,224,960
Series 2025-128, Class AD, 5.00%, 10/16/2056	846,649	847,074
Series 2017-9, IO, 0.56%, 1/16/2057 (a)	18,037,902	553,343
Series 2026-20, Class AM, 4.50%, 6/16/2057	4,739,860	4,607,748
Series 2023-127, IO, 0.39%, 7/16/2057 (a)	78,250,257	1,300,511
Series 2026-17, Class AC, 4.50%, 8/16/2057	4,979,718	4,845,164
Series 2016-165, IO, 0.70%, 12/16/2057 (a)	3,094,986	94,895
Series 2026-16, Class AC, 4.00%, 12/16/2057	41,453,496	40,214,604
Series 2026-72, Class AD, 4.50%, 5/16/2058	9,990,382	9,748,239
Series 2019-127, IO, 0.68%, 9/16/2058 (a)	34,386,625	1,557,931
Series 2017-70, IO, 0.36%, 2/16/2059 (a)	41,006,992	852,921
Series 2023-108, IO, 0.67%, 8/16/2059 (a)	10,819,838	373,986
Series 2026-14, Class A, 4.50%, 1/16/2060	11,902,361	11,581,645
Series 2026-23, Class A, 4.50%, 1/16/2060	51,857,909	50,457,642
Series 2024-70, IO, 0.76%, 2/16/2060 (a)	28,777,541	1,619,928
Series 2018-85, IO, 0.55%, 7/16/2060 (a)	13,349,413	463,126
Series 2020-184, IO, 0.91%, 11/16/2060 (a)	35,370,845	2,362,486
Series 2021-17, IO, 1.05%, 1/16/2061 (a)	12,446,241	966,709
Series 2019-76, IO, 0.87%, 3/16/2061 (a)	21,998,425	1,185,471
Series 2021-47, IO, 0.99%, 3/16/2061 (a)	25,072,258	1,633,621
Series 2021-82, Class TA, IF, IO, 0.01%, 4/16/2061 (a)	9,915,308	226,024
Series 2021-63, IO, 0.82%, 4/16/2061 (a)	30,248,130	1,778,690
Series 2021-95, Class TA, IF, IO, 0.01%, 6/1/2061 (a)	9,928,101	371,265
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (a)	1,950,626	94,793
Series 2021-108, IO, 0.97%, 6/16/2061 (a)	15,489,271	1,079,407
Series 2021-147, IO, 0.99%, 6/16/2061 (a)	7,367,512	520,222
Series 2019-155, IO, 0.51%, 7/16/2061 (a)	4,997,723	184,768
Series 2024-195, IO, 0.59%, 7/16/2061 (a)	69,512,771	2,644,335
Series 2021-153, Class SA, IF, IO, 0.01%, 8/16/2061 (a)	6,389,599	215,145
Series 2022-113, IO, 0.40%, 9/16/2061 (a)	30,372,585	958,097
Series 2019-154, IO, 0.58%, 9/16/2061 (a)	6,925,880	260,881
Series 2021-178, Class SA, IF, IO, 0.01%, 10/16/2061 (a)	14,810,662	565,969
Series 2021-218, IO, 0.96%, 10/16/2061 (a)	16,901,129	1,211,997
Series 2020-28, IO, 0.82%, 11/16/2061 (a)	5,088,685	276,432
Series 2025-38, IO, 0.64%, 1/16/2062 (a)	44,842,287	1,779,683
Series 2019-130, IO, 0.68%, 1/16/2062 (a)	17,620,201	870,121

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-144, IO, 0.80%, 1/16/2062 (a)	13,172,473	743,196
Series 2020-2, IO, 0.59%, 3/16/2062 (a)	9,904,046	411,160
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (a)	13,804,933	849,609
Series 2020-110, IO, 0.98%, 3/16/2062 (a)	17,987,264	1,203,785
Series 2020-10, IO, 0.59%, 4/16/2062 (a)	9,602,346	377,198
Series 2020-23, IO, 0.66%, 4/16/2062 (a)	9,290,184	417,536
Series 2020-38, IO, 0.81%, 4/16/2062 (a)	14,223,281	806,356
Series 2020-89, Class IA, IO, 1.16%, 4/16/2062 (a)	35,472,902	2,810,898
Series 2020-38, Class FA, 4.19%, 4/16/2062 (a)	6,507,151	6,110,494
Series 2020-120, IO, 0.76%, 5/16/2062 (a)	5,328,781	302,851
Series 2020-100, IO, 0.79%, 5/16/2062 (a)	5,431,049	317,009
Series 2020-118, IO, 0.88%, 6/16/2062 (a)	6,028,388	370,649
Series 2020-147, IO, 0.91%, 6/16/2062 (a)	78,509,613	5,033,542
Series 2021-13, IO, 0.97%, 6/16/2062 (a)	35,006,806	2,256,357
Series 2020-194, IO, 1.07%, 6/16/2062 (a)	7,938,602	553,568
Series 2020-64, IO, 1.20%, 7/16/2062 (a)	3,397,065	286,214
Series 2020-137, IO, 0.80%, 9/16/2062 (a)	29,396,151	1,760,991
Series 2021-3, IO, 0.87%, 9/16/2062 (a)	13,833,106	857,802
Series 2020-6, IO, 0.70%, 10/16/2062 (a)	9,469,895	527,110
Series 2021-33, IO, 0.84%, 10/16/2062 (a)	37,110,804	2,357,442
Series 2021-71, IO, 0.86%, 10/16/2062 (a)	122,302,760	7,906,396
Series 2021-28, IO, 1.06%, 10/16/2062 (a)	90,459,228	6,772,628
Series 2021-80, IO, 0.90%, 12/16/2062 (a)	5,141,253	344,087
Series 2020-150, IO, 0.97%, 12/16/2062 (a)	233,892	15,974
Series 2021-35, IO, 1.03%, 12/16/2062 (a)	3,041,546	214,653
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (a)	13,113,523	1,030,429
Series 2021-48, Class FT, 3.99%, 12/16/2062 (a)	13,104,931	11,627,411
Series 2026-56, Class AC, 4.50%, 1/16/2063	5,940,331	5,779,000
Series 2021-40, IO, 0.82%, 2/16/2063 (a)	9,822,658	584,982
Series 2021-62, Class AT, 4.00%, 2/16/2063	21,998,421	20,478,894
Series 2021-144, IO, 0.82%, 4/16/2063 (a)	68,124,128	3,986,658
Series 2021-106, IO, 0.85%, 4/16/2063 (a)	66,192,226	4,225,354
Series 2021-151, IO, 0.91%, 4/16/2063 (a)	7,409,906	501,135
Series 2021-186, IO, 0.74%, 5/16/2063 (a)	63,383,209	3,462,371
Series 2021-168, IO, 0.80%, 5/16/2063 (a)	12,574,757	743,828
Series 2021-60, IO, 0.83%, 5/16/2063 (a)	2,133,619	126,522
Series 2021-126, IO, 0.85%, 5/16/2063 (a)	9,268,360	599,511
Series 2021-22, IO, 0.98%, 5/16/2063 (a)	7,026,836	481,995
Series 2021-170, IO, 0.99%, 5/16/2063 (a)	12,968,642	931,788
Series 2021-141, Class SA, IF, IO, 0.01%, 6/16/2063 (a)	1,644,267	55,517
Series 2024-32, IO, 0.70%, 6/16/2063 (a)	44,990,709	2,309,517
Series 2021-133, IO, 0.88%, 7/16/2063 (a)	31,147,745	2,010,294
Series 2022-67, IO, 0.90%, 8/16/2063 (a)	17,965,153	1,294,838
Series 2021-61, IO, 1.04%, 8/16/2063 (a)	1,301,272	95,715
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (a)	79,639,063	7,376,449
Series 2023-15, Class AB, 4.00%, 8/16/2063 (a)	708,038	672,807
Series 2023-179, IO, 0.61%, 9/16/2063 (a)	123,835,629	5,370,764
Series 2021-92, IO, 0.80%, 9/16/2063 (a)	39,865,600	2,355,192
Series 2021-164, IO, 0.95%, 10/16/2063 (a)	29,712,206	2,012,815

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-110, IO, 0.88%, 11/16/2063 (a)	9,962,263	654,505
Series 2021-180, IO, 0.92%, 11/16/2063 (a)	13,994,994	949,984
Series 2025-78, IO, 1.00%, 11/16/2063 (a)	261,767,854	19,022,879
Series 2021-150, IO, 1.04%, 11/16/2063 (a)	12,089,395	942,782
Series 2021-185, IO, 1.16%, 11/16/2063 (a)	1,370,704	117,933
Series 2021-220, IO, 0.83%, 12/16/2063 (a)	10,620,315	640,317
Series 2022-7, Class SA, IF, IO, 0.01%, 2/16/2064 (a)	6,734,186	264,744
Series 2022-106, IO, 0.69%, 2/16/2064 (a)	2,686,933	136,033
Series 2022-26, IO, 0.73%, 2/16/2064 (a)	6,629,825	350,408
Series 2022-157, IO, 0.63%, 3/16/2064 (a)	30,535,248	1,534,830
Series 2021-224, IO, 0.79%, 4/16/2064 (a)	1,858,842	115,550
Series 2025-206, IO, 0.80%, 4/16/2064 (a)	188,748,465	11,263,697
Series 2022-134, IO, 0.51%, 6/16/2064 (a)	2,837,540	106,190
Series 2022-80, IO, 0.59%, 6/16/2064 (a)	47,137,534	2,128,684
Series 2022-165, IO, 0.60%, 6/16/2064 (a)	9,195,787	416,736
Series 2022-62, IO, 0.62%, 6/16/2064 (a)	9,770,345	464,038
Series 2024-161, IO, 0.74%, 6/16/2064 (a)	77,238,356	4,326,082
Series 2022-52, IO, 0.77%, 6/16/2064 (a)	9,301,012	428,729
Series 2022-141, IO, 0.79%, 6/16/2064 (a)	2,855,567	173,314
Series 2022-210, IO, 0.70%, 7/16/2064 (a)	4,846,806	255,831
Series 2022-199, IO, 0.76%, 7/16/2064 (a)	17,324,708	1,004,656
Series 2022-109, IO, 0.62%, 8/16/2064 (a)	51,943,062	2,586,666
Series 2023-15, IO, 0.92%, 8/16/2064 (a)	1,715,886	111,649
Series 2022-147, IO, 0.56%, 9/16/2064 (a)	23,739,699	1,008,854
Series 2022-214, IO, 0.60%, 9/16/2064 (a)	22,329,570	937,152
Series 2023-144, Class IB, IO, 0.76%, 12/16/2064 (a)	4,596,062	249,801
Series 2026-98, Class AD, 5.00%, 12/16/2064 (a)	4,600,000	4,574,956
Series 2023-28, IO, 0.86%, 2/16/2065 (a)	7,671,288	490,753
Series 2025-21, IO, 0.95%, 4/16/2065 (a)	106,898,486	7,462,284
Series 2023-26, IO, 0.97%, 4/16/2065 (a)	4,820,114	295,449
Series 2023-51, IO, 1.12%, 5/16/2065 (a)	11,277,971	839,070
Series 2024-17, IO, 1.06%, 6/16/2065 (a)	12,484,616	853,260
Series 2026-95, IO, 0.83%, 7/16/2065 (a)	233,600,000	14,216,749
Series 2023-126, IO, 0.88%, 7/16/2065 (a)	7,952,460	512,178
Series 2023-46, IO, 1.16%, 7/16/2065 (a)	4,413,362	327,995
Series 2024-124, IO, 0.83%, 7/17/2065 (a)	37,397,476	2,502,119
Series 2025-42, IO, 0.54%, 11/16/2065 (a)	81,245,948	3,741,482
Series 2024-56, IO, 1.01%, 11/16/2065 (a)	7,211,087	499,120
Series 2024-31, IO, 1.21%, 2/16/2066 (a)	9,767,958	795,461
Series 2024-138, Class IA, IO, 1.45%, 2/16/2066 (a)	19,213,971	1,735,696
Series 2025-112, IO, 0.57%, 3/16/2066 (a)	54,504,531	2,699,544
Series 2024-121, IO, 1.38%, 7/1/2066 (a)	1,656,472	152,220
Series 2024-90, IO, 0.80%, 7/16/2066 (a)	5,750,979	360,665
Series 2025-212, Class AC, 5.00%, 12/16/2066	10,968,082	10,789,456
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (a)	4,290,368	3,746,539
Series 2025-202, IO, 0.72%, 9/16/2067 (a)	30,878,617	2,186,527
Series 2025-183, IO, 0.73%, 10/16/2067 (a)	43,443,226	2,951,663
Series 2026-23, Class AC, 5.00%, 11/16/2067 (a)	18,913,057	19,228,778
Series 2025-212, Class BE, 4.75%, 1/16/2068	11,153,601	10,829,764

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-142, IO, 0.71%, 2/16/2068 (a)	41,810,473	2,794,303
Series 2025-161, IO, 0.81%, 2/16/2068 (a)	129,174,747	9,764,552
Series 2026-16, IO, 0.96%, 2/16/2068 (a)	77,732,061	6,313,973
Series 2025-213, Class PA, 4.50%, 2/16/2068	12,745,148	12,422,989
Series 2025-217, Class AK, 4.50%, 2/16/2068 (a)	16,584,178	15,882,147
Series 2025-200, Class PA, 4.50%, 4/16/2068	7,944,815	7,640,160
Series 2026-71, Class BC, 5.00%, 5/16/2068 (a)	15,984,920	16,130,083
Series 2026-73, Class AT, 5.02%, 10/16/2068 (a)	8,991,750	9,301,866
Series 2026-56, Class AJ, 5.00%, 11/16/2068 (a)	16,173,676	16,488,309
Series 2026-56, Class AK, 5.00%, 11/16/2068 (a)	12,331,845	12,507,754
Series 2026-77, Class AK, 5.00%, 11/16/2068 (a)	25,451,878	26,186,488
GS Mortgage Securities Trust
Series 2014-GC22, Class B, 4.39%, 6/10/2047 (a)	3,270,000	2,558,166
Series 2015-GC34, Class B, 4.47%, 10/10/2048 (a)	1,000,000	620,010
Series 2015-GS1, Class C, 4.34%, 11/10/2048 (a)	9,569,364	8,379,318
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	750,000	646,772
Series 2017-GS5, Class B, 4.05%, 3/10/2050 (a)	500,000	403,088
Series 2015-GC30, Class C, 4.00%, 5/10/2050 (a)	3,500,000	3,025,680
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	800,000	522,866
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	7,508,214	7,602,052
Series 2025-1, Class A, 5.97%, 6/25/2057 (a)	8,695,576	8,825,384
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (c)	14,700,000	14,844,427
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (c)	10,050,000	10,004,879
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (c)	3,400,000	3,384,889
Series 2025-200P, Class D, 6.17%, 3/14/2047 (a) (c)	1,000,000	1,012,070
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (a)	4,000,000	3,728,019
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.11%, 7/15/2048 (a)	19,275,000	18,310,286
Series 2015-C30, Class C, 4.11%, 7/15/2048 (a)	8,150,000	6,652,193
Series 2015-C30, Class AS, 4.23%, 7/15/2048 (a)	776,701	762,099
Series 2015-C31, Class B, 4.53%, 8/15/2048 (a)	1,500,000	1,409,895
Series 2015-C28, Class D, 3.78%, 10/15/2048 (a) (c)	9,700,000	8,928,753
Series 2015-C33, Class C, 4.80%, 12/15/2048 (a)	150,000	143,954
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (c)	2,300,000	2,140,727
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (a)	1,920,000	1,709,703
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (a)	850,000	810,569
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (a)	1,000,000	890,562
Series 2016-C4, Class B, 3.64%, 12/15/2049 (a)	2,086,883	1,952,110
Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	1,000,000	496,021
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (a)	4,750,000	4,297,562
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	322,967	322,190
Series 2016-JP3, Class C, 3.46%, 8/15/2049 (a)	12,390,000	9,750,988
Series 2016-JP4, Class C, 3.38%, 12/15/2049 (a)	2,175,000	2,011,588

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	1,938,153	1,904,216
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	2,444,258	2,339,131
Series 2016-C28, Class C, 4.58%, 1/15/2049 (a)	745,000	642,188
Series 2016-C31, Class D, 3.00%, 11/15/2049 (a) (c)	17,885,000	13,771,214
Series 2016-C31, Class C, 4.25%, 11/15/2049 (a)	5,100,000	4,758,743
Series 2017-C34, Class D, 2.70%, 11/15/2052 (c)	1,489,000	1,157,044
Series 2017-C34, Class C, 4.17%, 11/15/2052 (a)	595,000	533,652
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class B, 4.54%, 3/15/2049 (a)	5,000,000	4,874,900
Series 2017-H1, Class D, 2.55%, 6/15/2050 (c)	3,771,000	3,325,196
Series 2018-H3, Class D, 3.00%, 7/15/2051 (c)	7,191,000	5,990,767
Series 2018-L1, Class D, 3.00%, 10/15/2051 (c)	690,000	572,915
Series 2019-L2, Class C, 4.97%, 3/15/2052 (a)	5,565,000	4,827,355
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	500,000	369,390
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	400,000	270,800
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (a)	10,750,000	11,387,005
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 6.98%, 10/25/2049 (a) (c)	18,830,210	19,013,693
Series 2020-01, Class M10, 7.48%, 3/25/2050 (a) (c)	25,638,717	26,017,972
Series 2023-01, Class M7, 7.61%, 11/25/2053 (a) (c)	2,310,731	2,378,524
Series 2023-01, Class M10, 10.11%, 11/25/2053 (a) (c)	22,985,000	26,255,602
Series 2024-01, Class M7, 6.36%, 7/25/2054 (a) (c)	326,654	330,077
Series 2024-01, Class M10, 7.46%, 7/25/2054 (a) (c)	300,000	309,472
Series 2025-01, Class M1, 6.01%, 5/25/2055 (a) (c)	8,991,718	9,116,587
Series 2025-01, Class M2, 6.71%, 5/25/2055 (a) (c)	3,600,000	3,635,096
Series 2025-01, Class B1, 8.81%, 5/25/2055 (a) (c)	6,200,000	6,483,699
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (d)	5,040,981	5,045,619
PRM5 Trust
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (a) (c)	1,590,000	1,578,046
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (a) (c)	1,530,000	1,517,106
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	2,922,544	2,902,872
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (d)	2,922,544	2,900,297
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	5,486,012	5,563,246
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	11,115,000	11,554,513
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	20,400,000	21,261,488
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.02%, 5/15/2039 (a) (c)	2,125,000	2,127,656
Series 2024-DSNY, Class B, 5.37%, 5/15/2039 (a) (c)	4,575,000	4,580,719
SHR Trust Series 2024-LXRY, Class B, 6.08%, 10/15/2041 (a) (c)	2,000,000	2,001,248
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,300,000	5,615,803
TPG Trust Series 2024-WLSC, Class A, 5.76%, 11/15/2029 (a) (c)	2,000,000	1,992,933
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.46%, 11/15/2050 (a)	1,200,000	1,123,045
Series 2017-C6, Class C, 4.71%, 12/15/2050 (a)	7,137,000	6,066,454
Series 2018-C9, Class B, 4.57%, 3/15/2051 (a)	7,205,000	5,275,878
Series 2018-C10, Class D, 3.00%, 5/15/2051 (c)	11,459,000	9,253,751

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-C11, Class C, 4.85%, 6/15/2051 (a)	2,143,000	1,966,576
Series 2018-C12, Class C, 5.00%, 8/15/2051 (a)	2,090,000	1,532,395
Series 2018-C13, Class C, 4.96%, 10/15/2051 (a)	4,120,000	3,714,482
Series 2019-C16, Class D, 5.01%, 4/15/2052 (a) (c)	5,120,000	4,255,606
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (c)	12,624	12,539
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (c)	179,505	176,528
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (c)	346,507	343,531
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.31%, 7/15/2035 (a) (c)	1,000,000	1,002,697
Series 2024-1CHI, Class B, 5.74%, 7/15/2035 (a) (c)	500,000	500,887
Series 2015-C29, Class D, 4.12%, 6/15/2048 (a)	290,189	281,338
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	2,500,000	2,387,032
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	5,000,000	4,070,184
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,255,248
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	13,021,000	10,209,722
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	988,638
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	987,469
Series 2018-C45, Class D, 3.00%, 6/15/2051 (c)	2,750,000	2,382,980
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	1,500,000	1,278,651
Series 2019-C51, Class C, 4.29%, 6/15/2052 (a)	5,910,000	4,794,340
Series 2022-C62, Class C, 4.34%, 4/15/2055 (a)	100,000	83,212
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,853,663
Series 2015-NXS2, Class B, 3.85%, 7/15/2058 (a)	3,500,000	3,422,268
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	7,250,000	6,166,777
Series 2014-C21, Class C, 4.23%, 8/15/2047 (a)	2,150,000	2,069,353
Series 2014-C22, Class C, 3.61%, 9/15/2057 (a)	420,000	350,713
Series 2014-C22, Class B, 4.37%, 9/15/2057 (a)	100,000	93,063
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (c)	1,776,000	1,800,015
Total Commercial Mortgage-Backed Securities (Cost $1,684,104,698)		1,693,243,696
Corporate Bonds — 15.7%
Aerospace & Defense — 0.3%
ATI, Inc.
5.88%, 12/1/2027	375,000	375,635
4.88%, 10/1/2029	25,000	24,723
7.25%, 8/15/2030	450,000	467,204
Axon Enterprise, Inc.
6.13%, 3/15/2030 (c)	871,000	887,789
6.25%, 3/15/2033 (c)	953,000	976,874
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (c)	1,710,000	1,812,956
7.25%, 7/1/2031 (c)	1,496,000	1,571,904
7.00%, 6/1/2032 (c)	1,305,000	1,359,152
6.75%, 6/15/2033 (c)	1,131,000	1,177,995
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	750,000	736,211
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	306,000	304,014
Goat Holdco LLC 6.75%, 2/1/2032 (c)	468,000	476,248

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
TransDigm, Inc.
6.38%, 3/1/2029 (c)	9,679,000	9,869,048
6.63%, 3/1/2032 (c)	3,041,000	3,127,769
6.25%, 1/31/2034 (c)	605,000	619,220
		23,786,742
Automobile Components — 0.4%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	570,000	579,613
8.25%, 4/15/2031 (c)	1,200,000	1,251,408
7.50%, 2/15/2033 (c)	2,364,000	2,451,846
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	300,000	299,881
5.88%, 6/1/2029 (c)	3,525,000	3,559,520
3.75%, 1/30/2031 (c)	4,405,000	4,126,028
5.88%, 12/1/2033 (c)	563,000	564,576
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	374,000	375,515
5.00%, 10/1/2029	1,630,000	1,594,922
Clarios Global LP
6.75%, 5/15/2028 (c)	525,000	534,653
6.75%, 2/15/2030 (c)	1,466,000	1,515,478
6.75%, 9/15/2032 (c)	2,976,000	3,048,466
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	5,649,000	5,712,551
Cyprium Corp. 6.13%, 4/15/2031 (c)	855,000	855,294
Dana, Inc. 4.25%, 9/1/2030	204,000	193,911
Dexko Global, Inc. 7.50%, 4/15/2032 (c)	82,400	71,259
Forvia SE (France) 6.75%, 9/15/2033 (c)	412,000	414,659
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	5,579,000	5,328,454
6.63%, 7/15/2030	495,000	484,032
5.25%, 7/15/2031	510,000	452,721
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (f)	2,241,000	2,316,981
8.00% (Cash), 11/15/2032 (c) (f)	400,000	417,492
7.37% (Cash), 5/15/2033 (c) (f)	447,272	460,264
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	2,888,000	2,875,386
		39,484,910
Banks — 0.8%
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (g) (h) (i) (j) (k)	400,000	425,380
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (g) (h) (i) (j) (k)	2,200,000	2,190,650
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (g) (h) (i) (j) (k)	1,800,000	1,897,200
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (c) (k)	1,101,000	1,092,742
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (g) (h) (i) (k)	3,800,000	4,143,562

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (k)	1,400,000	1,427,159
Bank of America Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (h) (i) (k)	11,203,000	11,369,810
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (g) (k)	600,000	626,646
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (g) (j) (k)	1,100,000	1,076,746
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (c) (k)	580,000	591,914
BPCE SA (France) 5.13%, 1/18/2028 (c)	725,000	732,837
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (h) (i) (k)	3,990,000	4,074,245
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (h) (i) (k)	1,580,000	1,595,040
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (h) (i) (k)	2,084,000	2,115,623
Eldik Bank OAO (Kyrgyzstan) 8.50%, 4/23/2031 (c)	1,099,000	1,097,077
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (k)	290,000	301,114
(SOFR + 1.46%), 5.55%, 3/4/2030 (k)	1,410,000	1,439,586
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (g) (h) (i) (k)	4,288,000	4,012,618
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (g) (h) (i) (k)	4,287,000	4,384,743
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (g) (h) (i) (k)	1,710,000	1,870,299
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (k)	720,000	741,048
TC Ziraat Bankasi A/S (Turkey)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (c) (g) (h) (i) (k)	3,950,000	3,871,632
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (g) (h) (i) (j) (k)	1,400,000	1,372,224
Wells Fargo & Co.
(SOFR + 1.07%), 5.71%, 4/22/2028 (k)	4,620,000	4,672,653
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (h) (i) (k)	9,807,000	10,163,367
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (h) (i) (k)	8,290,000	8,356,826
		75,642,741
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	400,000	393,726
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	640,000	590,307
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (c) (f)	205,391	204,042
9.75%, 10/1/2027 (c)	22,913	22,913
Wayfair LLC
7.25%, 10/31/2029 (c)	820,000	843,701
7.75%, 9/15/2030 (c)	1,943,000	2,022,679
7.13%, 5/31/2034 (c)	446,000	454,448
		4,138,090
Building Products — 0.5%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	1,175,000	1,145,103
6.38%, 6/15/2032 (c)	3,825,000	3,860,470

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
6.38%, 3/1/2034 (c)	1,160,000	1,159,011
6.75%, 5/15/2035 (c)	926,000	935,223
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	7,954,000	8,131,798
Griffon Corp. 5.75%, 3/1/2028	85,000	84,981
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	200,000	164,335
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	294,000	293,887
6.13%, 7/31/2032 (c)	457,000	458,077
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	2,515,000	2,510,325
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	2,744,000	2,698,063
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	1,145,000	1,069,736
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	5,876,000	5,983,319
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	4,585,000	4,833,312
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (c)	2,434,000	2,437,683
5.88%, 3/15/2034 (c)	745,000	726,377
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	8,040,000	8,001,086
4.38%, 7/15/2030 (c)	2,085,000	1,985,776
		46,478,562
Capital Markets — 0.2%
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (k)	4,300,000	4,321,737
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (h) (i) (k)	390,000	410,365
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (h) (i) (k)	4,271,000	4,479,672
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (h) (i) (k)	950,000	955,807
Nasdaq, Inc. 5.35%, 6/28/2028	724,000	736,439
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (h) (i) (k)	1,130,000	1,161,847
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (g) (h) (i) (k)	3,895,000	4,213,672
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (g) (h) (i) (k)	1,472,000	1,699,495
		17,979,034
Chemicals — 0.7%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (c)	1,350,000	1,405,577
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	1,195,000	1,192,590
3.38%, 2/15/2029 (c)	5,335,000	5,092,577
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (c)	539,000	543,214
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (j)	900,000	553,500
7.25%, 2/13/2033 (c)	800,000	460,000
Celanese US Holdings LLC
1.40%, 8/5/2026	240,000	238,291
7.00%, 2/15/2031	787,000	815,671
7.70%, 11/15/2033 (d)	1,040,000	1,116,865
7.38%, 2/15/2034	5,828,000	6,087,037

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Chemours Co. (The)
5.75%, 11/15/2028 (c)	2,413,000	2,408,686
4.63%, 11/15/2029 (c)	830,000	796,547
7.88%, 3/15/2034 (c)	841,000	853,062
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	740,000	719,708
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	1,350,000	1,358,328
7.50%, 4/15/2029 (c)	3,440,000	3,423,036
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	400,000	381,800
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	6,415,000	6,434,232
8.50%, 11/15/2028 (c)	710,000	736,805
4.25%, 5/15/2029 (c)	365,000	356,331
9.00%, 2/15/2030 (c)	976,000	1,027,888
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	1,260,000	1,307,124
5.13%, 6/23/2051 (j)	800,000	638,832
7.50%, 5/2/2054 (c)	1,500,000	1,606,920
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	520,000	519,263
4.50%, 10/15/2029	9,090,000	8,860,710
4.00%, 4/1/2031	1,045,000	972,176
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	3,139,000	3,103,410
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (c) (e)	192,072	19
WR Grace Holdings LLC
5.63%, 8/15/2029 (c)	5,125,000	4,908,299
6.63%, 8/15/2032 (c)	1,971,000	1,955,789
7.00%, 8/1/2033 (c)	403,000	399,764
		60,274,051
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,305,000	1,201,210
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	3,410,000	3,274,969
4.88%, 7/15/2032 (c)	180,000	170,444
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	2,350,000	2,315,030
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	5,150,000	5,141,874
Brink's Co. (The) 4.63%, 10/15/2027 (c)	624,000	620,835
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	4,770,000	4,613,155
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	1,166,000	1,171,857
CoreCivic, Inc. 8.25%, 4/15/2029	660,000	688,019
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (c)	1,243,000	1,264,295
8.38%, 11/15/2032 (c)	1,007,000	1,043,359
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	3,010,000	2,943,519
4.38%, 8/15/2029 (c)	820,000	798,503
6.75%, 1/15/2031 (c)	3,162,000	3,264,857

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Jonah
12.00%, 6/1/2029 ‡	14,226,175	14,226,175
12.50%, 3/21/2033 ‡	5,600,000	5,600,000
Madison IAQ LLC
4.13%, 6/30/2028 (c)	7,355,000	7,263,167
5.88%, 6/30/2029 (c)	1,140,000	1,139,864
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (c)	4,670,000	4,578,996
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	1,981,000	1,942,424
Williams Scotsman, Inc.
6.63%, 4/15/2030 (c)	654,000	672,721
7.38%, 10/1/2031 (c)	740,000	772,682
		64,707,955
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (c)	150,000	143,970
Construction & Engineering — 0.0% ^
AECOM 6.00%, 8/1/2033 (c)	2,672,000	2,676,144
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (j)	379,003	316,553
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	90,000	88,414
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (c)	775,000	773,851
Granite Construction, Inc. 6.38%, 6/15/2034 (b) (c)	531,000	541,891
		4,396,853
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (c)	925,000	960,331
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	338,131
3.00%, 10/29/2028	810,000	780,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (k)	460,000	476,804
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (c)	365,000	375,140
5.75%, 3/1/2029 (c)	2,060,000	2,104,105
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	3,140,000	3,115,677
6.80%, 11/7/2028	1,500,000	1,554,906
7.20%, 6/10/2030	700,000	742,148
5.73%, 9/5/2030	3,665,000	3,706,961
4.00%, 11/13/2030	1,000,000	944,788
6.05%, 3/5/2031	3,080,000	3,150,785
5.75%, 4/6/2033	4,850,000	4,838,564
6.47%, 5/22/2036	995,000	1,020,661
OneMain Finance Corp. 3.88%, 9/15/2028	3,055,000	2,955,668
		26,104,770
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (c)	2,060,000	1,965,366
4.88%, 2/15/2030 (c)	1,180,000	1,149,233

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.50%, 3/31/2031 (c)	370,000	364,322
5.63%, 3/31/2032 (c)	1,950,000	1,903,824
Performance Food Group, Inc.
4.25%, 8/1/2029 (c)	4,235,000	4,103,125
5.63%, 3/1/2034 (c)	776,000	758,300
US Foods, Inc.
6.88%, 9/15/2028 (c)	540,000	553,146
4.75%, 2/15/2029 (c)	4,679,000	4,614,764
4.63%, 6/1/2030 (c)	1,206,000	1,172,289
		16,584,369
Containers & Packaging — 0.1%
Ardagh Group SA
9.50%, 12/1/2030 (c)	881,000	940,613
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (f)	1,420,000	1,272,332
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	3,737,000	3,592,012
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (c)	6,265,000	6,327,756
9.25%, 4/15/2030 (c)	535,000	512,612
TriMas Corp. 4.13%, 4/15/2029 (c)	65,000	62,443
		12,707,768
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (c)	835,000	847,998
7.75%, 3/15/2031 (c)	1,304,000	1,355,852
		2,203,850
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	6,878,835	6,913,229
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	6,395,000	5,945,982
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	1,524,000	1,576,318
		7,522,300
Diversified Telecommunication Services — 1.0%
Altice France SA (France)
9.50%, 11/1/2029 (c)	314,878	320,116
6.50%, 4/15/2032 (c)	190,549	185,438
6.88%, 7/15/2032 (c)	314,879	307,429
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	1,631,000	1,643,939
CCO Holdings LLC
5.38%, 6/1/2029 (c)	2,820,000	2,768,175
6.38%, 9/1/2029 (c)	2,875,000	2,888,418
4.75%, 3/1/2030 (c)	16,146,000	15,259,394
4.50%, 8/15/2030 (c)	13,482,000	12,547,141
4.25%, 2/1/2031 (c)	8,369,000	7,577,302
7.38%, 3/1/2031 (c)	5,035,000	5,106,283
4.50%, 5/1/2032	3,830,000	3,360,570
Cipher Compute LLC 7.13%, 11/15/2030 (c)	1,719,000	1,791,974

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Connect Holding II LLC 10.50%, 4/3/2031 (c)	2,135,000	2,173,968
Edged Compute LLC 7.50%, 4/30/2031 (c)	1,165,000	1,168,008
Fibercop SpA (Italy) 6.00%, 9/30/2034 (c)	200,000	192,183
Flash Compute LLC 7.25%, 12/31/2030 (c)	1,247,000	1,285,573
GCI LLC 4.75%, 10/15/2028 (c)	2,518,000	2,429,955
Level 3 Financing, Inc.
6.88%, 6/30/2033 (c)	4,886,000	5,032,736
7.00%, 3/31/2034 (c)	1,779,581	1,844,512
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	5,483,000	5,511,194
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	4,128,000	4,133,655
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	815,000	804,769
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (k)	3,305,000	3,354,797
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (k)	2,992,000	3,030,585
WULF Compute LLC 7.75%, 10/15/2030 (c)	4,120,000	4,329,131
		89,047,245
Electric Utilities — 0.6%
Axia Energia SA (Brazil) 6.50%, 1/11/2035 (c)	890,000	899,425
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	2,229,000	2,362,740
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (c)	738,000	716,856
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (j)	594,213	550,330
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (k)	4,306,000	4,465,240
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (k)	2,960,000	2,971,227
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (j)	1,700,000	1,790,355
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (k)	4,281,000	4,250,790
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (c)	1,635,000	1,667,242
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	1,000,000	1,039,900
6.38%, 5/15/2043 (j)	2,700,000	2,646,945
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (k)	680,000	700,333
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (k)	1,344,000	1,375,806
NRG Energy, Inc.
5.75%, 1/15/2028	4,545,000	4,551,081
5.25%, 6/15/2029 (c)	675,000	671,577
3.63%, 2/15/2031 (c)	2,480,000	2,300,064
6.00%, 2/1/2033 (c)	1,461,000	1,472,047
5.75%, 1/15/2034 (c)	1,219,000	1,205,752
5.88%, 5/15/2034 (c)	1,097,000	1,090,102
6.00%, 1/15/2036 (c)	1,219,000	1,210,860
6.13%, 5/15/2036 (c)	316,000	315,314
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (j)	1,686,843	1,645,198
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	596,000	630,270
Vistra Operations Co. LLC
5.00%, 7/31/2027 (c)	5,328,000	5,324,662
7.75%, 10/15/2031 (c)	835,000	875,283

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.88%, 4/15/2032 (c)	1,445,000	1,503,436
VoltaGrid LLC 7.38%, 11/1/2030 (c)	2,358,000	2,455,409
		50,688,244
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.40%, 4/15/2033	97,000	102,794
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (c)	987,000	1,002,444
		1,105,238
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (c)	4,732,000	4,683,747
Ingram Micro, Inc. 4.75%, 5/15/2029 (c)	9,895,000	9,725,411
Sensata Technologies, Inc.
3.75%, 2/15/2031 (c)	10,015,000	9,392,829
6.63%, 7/15/2032 (c)	1,600,000	1,657,074
		25,459,061
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (c)	1,294,000	1,324,719
Archrock Services LP 6.00%, 2/1/2034 (c)	395,000	395,152
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	275,000	289,282
Kodiak Gas Services LLC
5.88%, 4/1/2031 (c)	450,000	452,742
6.50%, 10/1/2033 (c)	540,000	549,552
Transocean International Ltd.
8.25%, 5/15/2029 (c)	1,441,000	1,496,540
8.75%, 2/15/2030 (c)	322,000	337,372
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	1,389,188	1,528,593
		6,373,952
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	1,112,000	1,150,984
Discovery Global Holdings, Inc.
3.76%, 3/15/2027	228,000	226,386
4.28%, 3/15/2032	1,985,000	1,791,462
5.05%, 3/15/2042	780,000	570,375
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	2,995,000	2,998,283
4.75%, 10/15/2027 (c)	7,260,000	7,232,395
3.75%, 1/15/2028 (c)	225,000	220,578
		14,190,463
Financial Services — 0.9%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	2,000,000	1,997,500
BCAP LLC (United Kingdom) 0.00%, 9/19/2027 ‡	7,376,516	7,376,516
BCAP LLC Trust 0.00%, 9/17/2027 ‡	6,761,806	6,761,806
Block, Inc.
5.63%, 8/15/2030 (c)	2,942,000	2,954,106
6.50%, 5/15/2032	4,166,000	4,245,087
6.00%, 8/15/2033 (c)	456,000	456,115

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	4,165,717	4,160,510
Class B-1, 0.00%, 8/17/2027 ‡	6,345,864	6,337,932
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	4,000,000	4,024,594
Gemini 10.50%, 2/20/2029 ‡	5,000,000	5,000,000
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	982,000	760,506
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	3,454,000	3,692,782
NGF Holdings LLC 9.63%, 12/23/2029	15,000,000	15,080,250
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	2,180,000	2,213,393
6.38%, 8/1/2033 (c)	1,183,000	1,201,338
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	565,000	560,438
3.63%, 3/1/2029 (c)	4,983,000	4,791,387
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	3,127,000	3,124,178
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,549,761	2,613,505
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,590,673	2,590,673
		79,942,616
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	1,500,000	1,645,200
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	5,580,000	5,330,532
Post Holdings, Inc.
4.63%, 4/15/2030 (c)	7,010,000	6,819,409
6.25%, 2/15/2032 (c)	2,601,000	2,642,327
		16,437,468
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	682,000	698,668
9.50%, 6/1/2030 (c)	739,000	794,815
6.88%, 6/1/2031 (c)	793,000	810,598
		2,304,081
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	372,000	372,097
4.75%, 4/1/2028 (c)	4,970,000	4,897,342
8.00%, 2/15/2031 (c)	2,940,000	2,960,580
8.38%, 6/15/2032 (c)	1,465,000	1,495,933
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	180,000	174,104
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (c)	1,025,000	1,040,443
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	83,000	78,402
12.63%, 7/15/2029 (c)	1,874,000	1,706,900
5.00%, 12/1/2029 (c)	3,245,000	1,439,287
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	105,000	104,543
Transnet (South Africa)
8.25%, 2/6/2028 (c)	1,200,000	1,248,000

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
8.25%, 2/6/2028 (j)	800,000	832,000
XPO, Inc. 6.25%, 6/1/2028 (c)	425,000	430,318
		16,779,949
Health Care Equipment & Supplies — 0.2%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (c)	200,000	192,797
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	10,650,000	10,528,628
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	515,000	531,737
Medline Borrower LP
3.88%, 4/1/2029 (c)	5,670,000	5,518,056
6.25%, 4/1/2029 (c)	623,000	639,410
5.25%, 10/1/2029 (c)	4,655,000	4,647,022
		22,057,650
Health Care Providers & Services — 0.4%
Accendra Health, Inc. 4.50%, 3/31/2029 (c)	1,228,000	967,872
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	2,165,000	2,143,350
5.25%, 5/15/2030 (c)	1,900,000	1,790,460
4.75%, 2/15/2031 (c)	538,000	494,665
10.88%, 1/15/2032 (c)	759,000	817,816
DaVita, Inc.
4.63%, 6/1/2030 (c)	460,000	446,974
3.75%, 2/15/2031 (c)	825,000	767,081
Encompass Health Corp.
4.50%, 2/1/2028	2,955,000	2,942,095
4.75%, 2/1/2030	3,415,000	3,359,893
4.63%, 4/1/2031	1,485,000	1,437,194
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	1,252,000	1,300,866
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	688,000	697,661
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	3,327,000	3,410,175
Tenet Healthcare Corp.
5.13%, 11/1/2027	6,800,000	6,806,072
4.63%, 6/15/2028	6,370,000	6,327,957
6.13%, 6/15/2030	1,063,000	1,073,019
6.75%, 5/15/2031	1,934,000	1,991,486
		36,774,636
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	700,000	699,650
5.00%, 5/15/2027 (c)	4,655,000	4,652,760
6.25%, 6/1/2032 (c)	2,721,000	2,779,774
		8,132,184
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
7.25%, 7/15/2028 (c)	1,275,000	1,302,949
4.50%, 2/15/2029 (c)	680,000	667,759
6.50%, 4/1/2032 (c)	1,890,000	1,937,928

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — continued
6.50%, 6/15/2033 (c)	1,048,000	1,077,993
5.75%, 3/15/2034 (c)	477,000	473,221
		5,459,850
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,835,000	1,802,969
4.00%, 10/15/2030 (c)	1,465,000	1,388,346
Acushnet Co. 5.63%, 12/1/2033 (c)	480,000	476,247
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	400,000	394,005
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (c)	4,875,000	4,932,787
6.50%, 2/15/2032 (c)	921,000	897,946
Carnival Corp. Ltd.
5.75%, 8/1/2032 (c)	1,833,000	1,851,664
6.13%, 2/15/2033 (c)	5,981,000	6,057,484
Churchill Downs, Inc.
5.75%, 4/1/2030 (c)	1,398,000	1,398,075
6.75%, 5/1/2031 (c)	670,000	684,018
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (c)	2,490,000	2,404,397
5.50%, 9/15/2031 (c)	748,000	752,334
5.88%, 3/15/2033 (c)	3,034,000	3,068,381
5.75%, 9/15/2033 (c)	2,373,000	2,394,015
5.50%, 3/31/2034 (c)	416,000	414,103
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	2,140,000	2,139,243
MGM Resorts International
4.63%, 9/1/2026	320,000	319,908
5.50%, 4/15/2027	295,000	295,292
6.13%, 9/15/2029	2,099,000	2,130,084
6.50%, 4/15/2032	2,005,000	2,043,201
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	712,000	688,068
Pioneer Opco LLC 7.00%, 5/15/2033 (c)	403,000	411,705
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (c)	1,965,000	1,980,519
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	720,000	726,318
6.25%, 3/15/2032 (c)	2,072,000	2,116,371
6.00%, 2/1/2033 (c)	585,000	593,059
Six Flags Entertainment Corp.
5.25%, 7/15/2029	2,410,000	2,334,644
8.63%, 1/15/2032 (c)	675,000	693,158
6.63%, 5/1/2032 (c)	2,699,000	2,758,027
Station Casinos LLC 4.50%, 2/15/2028 (c)	3,705,000	3,651,952
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	3,858,000	3,930,442
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	3,636,000	3,643,279

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	12,065,000	11,974,859
6.25%, 3/15/2033 (c)	1,291,000	1,295,579
		72,642,479
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	813,000	487,964
Installed Building Products, Inc. 5.63%, 2/1/2034 (c)	376,000	369,136
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	1,207,000	1,260,286
6.38%, 5/15/2030	3,425,000	3,379,317
6.63%, 5/15/2032	1,857,000	1,806,570
7.37%, 4/1/2036 (d)	255,000	245,140
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	10,445,000	10,039,722
TopBuild Corp. 5.63%, 1/31/2034 (c)	1,234,000	1,245,972
		18,834,107
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	635,000	633,562
4.13%, 10/15/2030	1,700,000	1,608,186
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	1,547,000	1,528,570
4.38%, 3/31/2029 (c)	3,537,000	3,404,594
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	129,000	112,262
		7,287,174
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 4.63%, 2/1/2029 (c)	1,240,000	1,233,712
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	1,868,097	1,897,613
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	1,763,000	1,909,999
Talen Energy Supply LLC
6.13%, 5/1/2031 (c)	1,817,000	1,816,404
6.38%, 5/1/2033 (c)	2,731,000	2,720,355
6.25%, 2/1/2034 (c)	4,096,000	4,080,932
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	1,650,000	1,693,972
		15,352,987
Insurance — 0.0% ^
Asurion LLC 8.00%, 12/31/2032 (c)	1,651,000	1,721,643
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (k)	1,819,000	1,798,529
		3,520,172
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	1,638,000	1,623,596
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	450,000	450,760
AP Core Holdings II LLC 11.00%, 5/15/2031 (c)	833,000	872,769
Conduent Business Services LLC 6.00%, 11/1/2029 (c)	720,000	620,249

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	1,391,000	1,419,137
9.00%, 2/1/2031 (c)	1,698,000	1,721,635
		5,084,550
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (c)	150,000	145,966
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	2,165,000	2,241,334
Enpro, Inc. 6.13%, 6/1/2033 (c)	262,000	266,743
Esab Corp.
6.25%, 4/15/2029 (c)	350,000	356,320
5.63%, 4/1/2031 (c)	525,000	527,601
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (c)	490,000	480,157
Terex Corp.
5.00%, 5/15/2029 (c)	2,105,000	2,086,665
6.25%, 10/15/2032 (c)	2,045,000	2,076,330
		8,181,116
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (j)	1,526,866	1,537,859
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	1,303,431	1,394,671
		2,932,530
Media — 1.1%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,442,946
6.10%, 6/1/2029	1,790,000	1,841,712
2.80%, 4/1/2031	2,500,000	2,233,724
6.65%, 2/1/2034	50,000	51,625
5.38%, 4/1/2038	100,000	89,117
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	1,347,000	1,349,884
7.13%, 2/15/2031 (c)	5,194,000	5,368,975
7.50%, 3/15/2033 (c)	2,223,000	2,332,427
CSC Holdings LLC
5.38%, 2/1/2028 (c)	300,000	190,398
6.50%, 2/1/2029 (c)	3,060,000	1,798,141
Directv Financing LLC 5.88%, 8/15/2027 (c)	235,000	235,636
DISH DBS Corp.
7.75%, 7/1/2026	2,335,000	2,323,341
5.25%, 12/1/2026 (c)	2,799,000	2,788,512
5.75%, 12/1/2028 (c)	2,235,000	2,193,305
DISH Network Corp. 11.75%, 11/15/2027 (c)	4,608,000	4,747,991
EchoStar Corp.
10.75%, 11/30/2029	2,290,000	2,488,635
6.75% (Cash), 11/30/2030 (f)	1,272,681	1,299,961
Gray Media, Inc.
10.50%, 7/15/2029 (c)	3,932,000	4,162,517
4.75%, 10/15/2030 (c)	3,559,000	2,696,123

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.38%, 11/15/2031 (c)	3,713,000	2,664,375
7.25%, 8/15/2033 (c)	2,489,000	2,467,164
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	3,518,000	3,410,009
7.75%, 8/15/2030 (c)	1,406,050	1,291,134
Lamar Media Corp. 4.88%, 1/15/2029	2,395,000	2,376,102
Midcontinent Communications 8.00%, 8/15/2032 (c)	443,000	418,372
Neptune Bidco US, Inc. 9.50%, 2/15/2033 (c)	1,059,000	1,083,306
Nexstar Media, Inc.
4.75%, 11/1/2028 (c)	1,660,000	1,634,079
6.50%, 9/15/2033 (c)	6,580,000	6,632,429
7.25%, 4/15/2034 (c)	4,423,000	4,450,834
Outfront Media Capital LLC
4.25%, 1/15/2029 (c)	4,690,000	4,577,226
7.38%, 2/15/2031 (c)	615,000	641,396
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	2,880,000	2,959,200
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	2,763,000	2,758,856
4.00%, 7/15/2028 (c)	6,965,000	6,784,974
5.50%, 7/1/2029 (c)	6,740,000	6,713,637
5.88%, 4/15/2032 (c)	1,505,000	1,498,086
Stagwell Global LLC 5.63%, 8/15/2029 (c)	4,580,000	4,457,684
Univision Communications, Inc.
7.38%, 6/30/2030 (c)	1,095,000	1,090,356
9.38%, 8/1/2032 (c)	967,000	990,206
8.88%, 4/15/2033 (c)	763,000	760,090
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	200,000	173,642
		99,468,127
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	2,355,000	2,458,097
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,240,000	1,267,513
6.38%, 9/15/2032 (c)	1,385,000	1,421,050
Big River Steel LLC 6.63%, 1/31/2029 (c)	55,000	54,986
Cleveland-Cliffs, Inc.
7.50%, 9/15/2031 (c)	1,014,000	1,046,857
7.00%, 3/15/2032 (c)	872,000	881,556
7.63%, 1/15/2034 (c)	2,522,000	2,595,489
Commercial Metals Co. 5.75%, 11/15/2033 (c)	821,000	821,618
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	335,000	353,112
Novelis Corp.
4.75%, 1/30/2030 (c)	6,434,000	6,197,615
6.88%, 1/30/2030 (c)	603,000	619,592
3.88%, 8/15/2031 (c)	1,641,000	1,492,547
6.38%, 8/15/2033 (c)	757,000	764,379
		19,974,411

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (c)	5,000,000	4,949,105
Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (h) (i) (k)	2,088,000	2,083,610
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (k)	2,880,000	2,986,333
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (k)	2,920,000	2,935,796
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (k)	1,590,000	1,651,267
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (k)	4,694,000	4,748,131
		14,405,137
Oil, Gas & Consumable Fuels — 2.4%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (c)	500,000	448,570
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	5,435,000	5,436,576
5.38%, 6/15/2029 (c)	2,580,000	2,578,233
5.75%, 10/15/2033 (c)	1,041,000	1,030,064
Antero Resources Corp. 5.38%, 3/1/2030 (c)	880,000	887,743
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	1,655,000	1,698,452
6.63%, 7/15/2033 (c)	987,000	1,011,386
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (j)	200,000	204,250
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	1,049,000	1,078,785
7.25%, 7/15/2032 (c)	1,097,000	1,140,378
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (h) (i) (k)	3,595,000	3,541,803
Buckeye Partners LP
3.95%, 12/1/2026	1,997,000	1,985,786
4.13%, 12/1/2027	405,000	399,231
4.50%, 3/1/2028 (c)	690,000	682,722
6.75%, 2/1/2030 (c)	1,811,000	1,875,495
Caturus Energy LLC 7.13%, 5/15/2031 (c)	519,000	518,353
Chord Energy Corp.
6.00%, 10/1/2030 (c)	1,744,000	1,765,716
6.75%, 3/15/2033 (c)	1,130,000	1,160,174
CNX Resources Corp. 5.88%, 3/1/2034 (c)	665,000	654,620
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	390,000	400,998
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	1,545,000	1,518,022
5.88%, 1/15/2030 (c)	7,730,000	7,305,776
Crescent Energy Finance LLC
9.75%, 10/15/2030 (c)	350,000	372,953
7.88%, 4/15/2032 (c)	1,876,000	1,922,802
7.38%, 1/15/2033 (c)	1,205,000	1,224,492
8.38%, 1/15/2034 (c)	1,049,000	1,100,359
Diversified Gas & Oil Corp.
9.75%, 4/9/2029 (c) (j)	11,250,000	11,388,960
Series FEB, 9.75%, 4/9/2029 (c) (j)	5,000,000	5,031,250

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA (Colombia)
4.63%, 11/2/2031	2,600,000	2,339,220
8.88%, 1/13/2033	2,280,000	2,408,820
8.38%, 1/19/2036	1,252,000	1,283,776
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (k)	2,030,000	2,047,886
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (k)	305,000	322,400
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (k)	1,870,000	1,989,457
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (c)	693,000	686,417
Expand Energy Corp. 5.38%, 3/15/2030	695,000	701,170
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (c)	1,405,000	1,447,150
8.63%, 6/25/2033 (c)	230,000	228,275
Genesis Energy LP
8.25%, 1/15/2029	287,000	297,840
7.88%, 5/15/2032	478,000	497,095
8.00%, 5/15/2033	348,000	365,008
6.75%, 3/15/2034	683,000	685,635
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (j)	394,000	398,287
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,245,000	1,277,400
Harvest Midstream I LP 6.75%, 5/15/2034 (c)	452,000	464,055
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	467,000	471,681
5.13%, 6/15/2028 (c)	450,000	449,185
4.25%, 2/15/2030 (c)	1,580,000	1,531,376
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	1,484,000	1,461,358
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	935,000	966,477
6.63%, 1/15/2034 (c)	2,217,000	2,243,076
Infinity Natural Resources LLC 7.63%, 4/1/2031 (c)	413,000	417,192
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	4,940,000	4,964,738
Matador Resources Co.
6.25%, 4/15/2033 (c)	3,612,000	3,631,942
6.00%, 4/15/2034 (c)	673,000	664,968
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	1,691,000	1,757,037
8.38%, 2/15/2032 (c)	1,219,000	1,280,788
NuStar Logistics LP
5.63%, 4/28/2027	1,180,000	1,183,590
6.38%, 10/1/2030	2,490,000	2,585,367
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	1,390,000	1,391,430
9.88%, 7/15/2031 (c)	1,673,000	1,765,403
6.25%, 2/1/2033 (c)	1,321,000	1,357,176
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (j)	3,667,400	3,557,378
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (j)	500,000	422,240
5.63%, 6/19/2047 (c)	1,600,000	1,160,000

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	2,000,000	2,150,500
5.95%, 1/28/2031	2,630,000	2,596,231
6.70%, 2/16/2032	8,390,000	8,448,730
10.00%, 2/7/2033	4,650,000	5,461,425
6.38%, 1/23/2045	2,410,000	2,016,905
6.75%, 9/21/2047	8,500,000	7,155,980
7.69%, 1/23/2050	18,150,000	16,616,870
6.95%, 1/28/2060	2,000,000	1,659,200
Range Resources Corp. 4.75%, 2/15/2030 (c)	718,000	702,645
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (c)	150,000	146,974
6.75%, 3/15/2033 (c)	1,403,000	1,458,848
SM Energy Co.
6.75%, 9/15/2026	960,000	960,000
6.63%, 1/15/2027	1,730,000	1,732,201
6.50%, 7/15/2028	480,000	480,670
6.75%, 8/1/2029 (c)	1,408,000	1,443,601
8.63%, 11/1/2030 (c)	4,995,000	5,280,742
8.75%, 7/1/2031 (c)	2,392,000	2,504,020
7.00%, 8/1/2032 (c)	1,204,000	1,233,397
9.63%, 6/15/2033 (c)	737,000	820,324
6.63%, 4/15/2034 (c)	967,000	972,247
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (c)	1,270,000	1,308,316
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027	595,000	597,211
Sunoco LP
7.00%, 5/1/2029 (c)	1,060,000	1,094,297
4.50%, 5/15/2029	2,845,000	2,788,098
4.50%, 4/30/2030	2,460,000	2,389,912
5.63%, 3/15/2031 (c)	1,845,000	1,847,325
5.38%, 7/15/2031 (c)	794,000	790,133
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,830,000	2,829,733
6.00%, 12/31/2030 (c)	2,675,000	2,691,540
6.00%, 9/1/2031 (c)	815,000	815,156
6.75%, 3/15/2034 (c)	1,615,000	1,650,167
TransCanada PipeLines Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (k)	1,669,000	1,681,291
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (k)	1,834,000	1,852,067
Transcanada Trust (Canada)
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (k)	1,796,000	1,787,008
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (k)	3,396,000	3,362,135
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	1,900,000	1,847,750
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	1,010,000	947,782
3.88%, 11/1/2033 (c)	1,945,000	1,733,809
6.00%, 5/1/2036 (c)	273,000	276,070

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	1,934,000	1,976,991
9.50%, 2/1/2029 (c)	1,457,000	1,586,301
9.88%, 2/1/2032 (c)	4,015,000	4,292,901
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	1,133,000	1,163,770
6.50%, 1/15/2034 (c)	3,692,000	3,860,008
6.50%, 6/15/2034 (c)	797,000	831,764
6.75%, 1/15/2036 (c)	1,465,000	1,553,817
		220,463,104
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (c)	6,340,000	6,332,962
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	3,932,000	3,616,817
United Airlines Holdings, Inc. 4.88%, 3/1/2029	895,000	883,157
		10,832,936
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	9,630,000	9,595,881
Prestige Brands, Inc. 5.13%, 1/15/2028 (c)	1,270,000	1,265,486
		10,861,367
Pharmaceuticals — 0.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	2,441,000	2,499,138
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (c)	3,635,000	3,361,212
5.00%, 2/15/2029 (c)	350,000	242,305
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (d)	445,000	456,596
Endo Finance Holdings LP 8.50%, 4/15/2031 (c)	1,039,000	1,107,383
Organon & Co.
4.13%, 4/30/2028 (c)	4,295,000	4,242,582
5.13%, 4/30/2031 (c)	2,990,000	2,963,715
		14,872,931
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (c)	1,365,000	1,347,786
TriNet Group, Inc. 7.13%, 8/15/2031 (c)	150,000	150,943
		1,498,729
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	1,018,000	1,004,525
5.25%, 4/15/2030 (c)	1,180,000	1,133,419
9.75%, 4/15/2030 (c)	1,363,000	1,468,304
Triad Properties Corp. 0.00%, 4/1/2052 ‡	5,773,381	5,975,450
		9,581,698
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	1,892,000	1,900,679
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (c)	291,000	308,824

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Entegris, Inc.
4.38%, 4/15/2028 (c)	765,000	754,303
4.75%, 4/15/2029 (c)	3,405,000	3,382,629
5.95%, 6/15/2030 (c)	4,250,000	4,293,860
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (c)	2,589,000	2,665,609
6.63%, 7/24/2033 (c)	990,000	1,037,923
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,735,000	1,692,761
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	2,827,000	2,845,412
6.25%, 8/15/2033 (c)	1,385,000	1,412,318
		20,294,318
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	3,860,000	3,720,844
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	607,000	601,113
NCR Voyix Corp. 5.13%, 4/15/2029 (c)	4,199,000	4,111,248
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (c)	1,942,000	2,025,208
8.75%, 7/1/2034 (c)	1,287,000	1,360,165
RingCentral, Inc. 8.50%, 8/15/2030 (c)	1,350,000	1,415,580
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	6,713,000	6,713,524
6.50%, 6/1/2032 (c)	660,000	665,877
		20,613,559
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
5.00%, 7/15/2028 (c)	580,000	578,432
5.25%, 7/15/2030 (c)	950,000	939,732
6.25%, 1/15/2033 (c)	113,000	114,756
Millrose Properties, Inc.
6.38%, 8/1/2030 (c)	1,578,000	1,599,728
6.25%, 9/15/2032 (c)	773,000	776,489
		4,009,137
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	440,000	436,937
4.63%, 11/15/2029 (c)	3,061,000	2,972,963
4.75%, 3/1/2030	1,073,000	1,044,051
Bath & Body Works, Inc.
7.50%, 6/15/2029	445,000	451,685
6.75%, 7/1/2036	115,000	113,479
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (e)	36,352	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,070,000	1,937,812
Lithia Motors, Inc.
3.88%, 6/1/2029 (c)	4,870,000	4,667,761
5.50%, 10/1/2030 (c)	632,000	626,615

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Penske Automotive Group, Inc. 3.75%, 6/15/2029	354,000	339,280
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	447,000	447,754
PetSmart LLC 7.50%, 9/15/2032 (c)	2,825,000	2,846,549
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	7,983,000	7,825,064
Staples, Inc. 10.75%, 9/1/2029 (c)	2,860,000	2,720,951
		26,430,901
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	441,000	461,363
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (c)	895,000	877,197
8.25%, 12/15/2029 (c)	850,000	885,810
8.50%, 7/15/2031 (c)	642,000	671,272
Xerox Corp. 10.25%, 10/15/2030 (c)	505,000	442,078
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	930,000	539,400
8.88%, 11/30/2029 (c)	648,000	291,600
		4,168,720
Trading Companies & Distributors — 0.3%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	5,169,000	5,363,287
8.63%, 5/15/2032 (c)	645,000	677,830
Herc Holdings, Inc. 7.00%, 6/15/2030 (c)	1,060,000	1,101,418
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	2,437,000	2,483,193
United Rentals North America, Inc.
4.88%, 1/15/2028	4,201,000	4,201,874
5.38%, 11/15/2033 (c)	1,536,000	1,516,790
6.13%, 3/15/2034 (c)	2,215,000	2,273,219
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	1,580,000	1,582,814
6.38%, 3/15/2029 (c)	2,103,000	2,150,156
6.63%, 3/15/2032 (c)	1,425,000	1,469,947
6.38%, 3/15/2033 (c)	968,000	994,640
		23,815,168
Wireless Telecommunication Services — 0.0% ^
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (c)	80,000	77,999
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	445,000	469,883
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	3,309,000	3,432,757
		3,980,639
Total Corporate Bonds (Cost $1,418,755,828)		1,430,854,586
Asset-Backed Securities — 11.4%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.32%, 10/15/2038 (a) (c)	4,915,000	4,924,368
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 1/9/2034 (c)	1,714,819	1,717,252
Series 2025-DS1, Class B, 9.38%, 1/9/2034 (c)	2,100,000	2,125,377

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	5,630,000	5,638,912
Series 2024-B, Class C, 5.06%, 9/15/2029 (c)	2,000,000	2,001,042
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	2,078,000	2,079,611
Series 2025-X2, Class D, 5.23%, 10/15/2030 (c)	6,000,000	5,995,842
AIMCO CLO Ltd. (Cayman Islands) Series 2021-16A, Class BR, 5.33%, 7/17/2037 (a) (c)	1,808,000	1,810,958
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	34,250	32,856
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (c)	1,800,000	1,829,109
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	2,210,000	2,221,887
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	2,300,000	2,371,006
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	1,330,000	1,356,556
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	1,050,000	1,066,900
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	2,400,000	2,458,294
Series 2025-4, Class C, 4.83%, 1/13/2031 (c)	5,570,000	5,580,982
Series 2025-2, Class C, 5.11%, 4/14/2031 (c)	1,400,000	1,408,521
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	1,515,000	1,525,579
Series 2025-2, Class D, 5.50%, 8/12/2031 (c)	2,000,000	2,024,517
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	2,000,000	2,094,215
Series 2025-4, Class D, 5.25%, 9/12/2031 (c)	12,540,000	12,531,369
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	1,900,000	1,970,405
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,700,000	3,834,400
Series 2024-3, Class E, 7.92%, 3/12/2032 (c)	7,490,000	7,811,143
Series 2024-4, Class E, 7.19%, 4/12/2032 (c)	4,000,000	4,112,356
Series 2026-2, Class C, 4.85%, 5/10/2032 (c)	5,785,000	5,768,735
Series 2026-2, Class D, 5.18%, 6/8/2032 (c)	9,370,000	9,309,928
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	12,710,000	12,738,707
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	14,930,000	14,921,889
Series 2025-1, Class E, 7.39%, 12/13/2032 (c)	1,900,000	1,970,133
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	18,400,000	18,277,872
Series 2025-2, Class E, 7.66%, 2/14/2033 (c)	3,000,000	3,129,935
Series 2025-3, Class E, 6.77%, 6/13/2033 (c)	5,000,000	5,103,252
Series 2026-2, Class E, 6.90%, 2/8/2034 (c)	10,000,000	10,053,918
AMSR Trust Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	4,200,000	4,039,896
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (c)	1,207,000	1,223,643
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	2,700,000	2,787,047
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	400,000	406,053
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	1,000,000	1,004,957
Series 2024-1A, Class D, 7.20%, 6/20/2030 (c)	4,650,000	4,700,973
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	403,000	407,270
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	376,000	378,822
Bain Capital Credit CLO Ltd. (Jersey) Series 2023-3A, Class D2R, 7.72%, 10/24/2038 (a) (c)	6,000,000	5,903,316
Ballyrock CLO Ltd. (Cayman Islands)
Series 2024-27A, Class A2, 5.27%, 10/25/2037 (a) (c)	2,000,000	2,003,446
Series 2021-17A, Class A2R, 5.28%, 10/20/2038 (a) (c)	8,965,000	8,982,338
Barings CLO Ltd. (Cayman Islands)
Series 2022-3A, Class A2R, 5.27%, 10/20/2037 (a) (c)	3,000,000	3,005,604
Series 2023-3A, Class D2R, 7.57%, 10/15/2038 (a) (c)	2,170,000	2,148,187

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-4A, Class D1R, 6.15%, 1/20/2039 (a) (c)	3,090,000	3,094,966
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.11%, 12/26/2031 (a) (c)	78,746	79,003
Series 2024-CAR1, Class D, 5.66%, 12/26/2031 (a) (c)	71,801	72,236
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.14%, 10/20/2034 (a) (c)	1,000,000	1,001,397
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,419,749
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,389,466
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,410,005
Series 2025-1, Class D, 5.64%, 11/15/2030	2,212,000	2,234,614
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	4,000,000	4,128,485
Series 2025-2, Class D, 5.62%, 3/17/2031	1,770,000	1,791,168
Series 2025-4, Class D, 5.41%, 8/15/2031	3,340,000	3,354,829
Series 2024-4, Class E, 7.47%, 8/15/2031 (c)	4,600,000	4,703,777
Series 2026-1, Class D, 4.99%, 11/17/2031	7,890,000	7,824,312
Series 2026-2, Class C, 4.88%, 2/17/2032	1,285,000	1,282,717
Series 2026-2, Class D, 5.19%, 2/17/2032	4,890,000	4,868,975
Series 2025-2, Class E, 7.74%, 6/15/2032 (c)	8,500,000	8,751,800
Series 2025-4, Class E, 7.18%, 11/15/2032 (c)	9,010,000	9,143,721
Series 2026-1, Class E, 6.63%, 2/15/2033 (c)	2,610,000	2,582,617
Series 2026-2, Class E, 7.17%, 5/16/2033 (c)	6,500,000	6,532,661
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class CRR, 5.53%, 7/18/2034 (a) (c)	3,250,000	3,251,206
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (c)	1,142,586	1,155,090
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (c)	595,739	591,546
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (e)	2,245,270	2,177,688
CoreVest American Finance Trust
Series 2019-1, Class E, 5.65%, 3/15/2052 (a) (c)	300,000	297,645
Series 2019-2, Class E, 5.12%, 6/15/2052 (a) (c)	350,000	324,222
Series 2019-3, Class E, 4.70%, 10/15/2052 (a) (c)	350,000	320,586
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	170,553	170,787
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	391,000	393,822
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	1,467,000	1,484,594
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	708,000	714,820
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	930,000	945,022
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	1,625,000	1,625,351
Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	1,000,000	1,004,351
Series 2025-2A, Class C, 5.38%, 3/17/2036 (c)	9,475,000	9,479,538
Series 2026-1A, Class C, 5.28%, 8/15/2036 (c)	4,350,000	4,321,988
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	760,000	761,390
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (c)	286,500	254,202
Dec
6.02%, 3/13/2030 ‡ (c)	8,000,000	8,000,000
6.91%, 1/15/2031 ‡ (c)	8,000,000	8,000,000
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (c)	1,582,133	1,591,816
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	910,852
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	955,924

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-1, Class D, 5.41%, 9/15/2032	2,200,000	2,214,840
Series 2025-2, Class D, 4.90%, 12/15/2032	8,600,000	8,540,270
Driven Brands Funding LLC
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (c)	8,689,892	8,068,646
Series 2025-1A, Class A2, 5.30%, 10/20/2055 (c)	1,393,000	1,337,538
Dryden CLO Ltd. (Cayman Islands)
Series 2018-64A, Class A, 4.91%, 4/18/2031 (a) (c)	186,818	186,786
Series 2019-68A, Class BRR, 5.22%, 7/15/2035 (a) (c)	1,700,000	1,701,700
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 3/15/2029 (c)	2,400,000	2,399,783
Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	3,000,000	3,097,975
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	9,000,000	9,000,000
Series 2026-1 B, 14.50%, 10/10/2041 ‡	6,000,000	6,000,000
Series 2026-1 B, 14.10%, 12/15/2041 ‡	3,917,000	3,917,000
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.38%, 7/18/2037 (a) (c)	1,650,000	1,651,812
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	226,805	228,679
Series 2022-4A, Class D, 5.98%, 12/15/2028	79,257	79,612
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	968,464
Series 2023-1A, Class D, 6.69%, 6/15/2029	339,808	343,197
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	506,551
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,070,000	1,064,264
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	3,007,000	2,923,599
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	900,000	980,681
Series 2025-3A, Class D, 5.57%, 10/15/2031	3,530,000	3,560,337
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,445,000	3,444,556
Series 2026-1A, Class D, 5.00%, 5/17/2032	10,140,000	10,034,303
Series 2026-2A, Class D, 5.51%, 8/16/2032	5,000,000	5,023,010
Series 2025-3A, Class E, 7.52%, 12/15/2032 (c)	6,226,000	6,351,016
Series 2025-4A, Class E, 6.99%, 4/15/2033 (c)	5,000,000	5,006,681
Series 2025-5A, Class E, 7.15%, 6/15/2033 (c)	2,696,000	2,704,593
FIGRE Trust Series 2024-HE4, Class A, 5.06%, 9/25/2054 (a) (c)	9,917,747	9,909,803
First Investors Auto Owner Trust Series 2025-1A, Class D, 5.22%, 12/15/2033 (c)	6,000,000	5,949,605
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (c)	1,900,000	1,886,555
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (c)	1,900,000	1,886,157
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (c)	3,300,000	3,266,441
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	2,700,000	2,540,202
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	1,300,000	1,222,491
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	300,000	300,490
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (c)	3,000,000	3,000,034
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (c)	264,477	280,909
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (c)	7,228,598	7,271,150
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (c)	168,950	169,782
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	2,500,000	2,506,399
Series 2024-2A, Class C, 6.03%, 2/15/2030 (c)	1,420,000	1,437,621
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	2,465,000	2,493,500

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-2A, Class D, 5.38%, 1/15/2032 (c)	6,000,000	6,011,910
Grit Parent, Inc. 10.00%, 3/27/2030 ‡	14,000,000	13,860,000
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (d)	6,475,835	6,420,890
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (c) (d)	7,562,775	7,531,267
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (c) (d)	11,600,000	11,599,919
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.63%, 7/20/2038 (a) (c)	1,680,000	1,678,893
Hertz Vehicle Financing LLC
Series 2023-1A, Class C, 6.91%, 6/25/2027 (c)	48,667	48,724
Series 2023-3A, Class A, 5.94%, 2/25/2028 (c)	595,000	599,739
Series 2023-3A, Class D, 9.43%, 2/25/2028 (c)	8,185,000	8,297,490
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	14,000,000	13,802,881
Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	2,000,000	1,996,088
Series 2024-1A, Class D, 9.22%, 1/25/2029 (c)	2,500,000	2,575,111
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	19,080,000	19,771,331
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	1,500,000	1,554,441
Series 2025-5A, Class D, 7.74%, 5/25/2030 (c)	1,870,000	1,866,749
Series 2025-2A, Class D, 8.34%, 9/25/2031 (c)	958,000	960,808
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	2,245,000	2,269,787
Series 2025-4A, Class D, 9.34%, 12/25/2031 (c)	4,492,000	4,660,023
Series 2025-6A, Class D, 8.30%, 5/25/2032 (c)	2,810,000	2,806,364
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (c)	6,926,000	6,869,917
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (c)	78,739	78,755
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	186,698	185,160
Honey Hill Park CLO Ltd. (Cayman Islands)
Series 2026-1A, Class D1, 6.17%, 4/24/2039 (a) (c)	9,180,000	9,225,900
Series 2026-1A, Class D2, 7.37%, 4/24/2039 ‡ (a) (c)	1,310,000	1,311,453
Series 2026-1A, Class E, 8.22%, 4/24/2039 (a) (c)	13,550,000	13,506,640
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	1,411,110	1,421,113
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	2,500,000	2,490,000
Ista Jet Seri 6.97%, 4/5/2032 ‡ (c)	4,937,500	4,937,500
JBHP 10.28%, 4/14/2041 ‡	4,667,000	4,667,000
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	3,500,000	3,510,150
Series 2025-1A, Class B, 11.25%, 12/10/2040 (c)	4,472,803	4,465,646
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 5.38%, 10/20/2034 (a) (c)	2,000,000	2,003,912
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	696,796	281,260
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	28,324	28,297
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	1,950,000	1,963,592
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	915,000	910,448
Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	450,000	450,505
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	800,000	814,732
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	2,100,000	2,108,327
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	3,000,000	3,041,227
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	5,700,000	5,685,596
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	4,000,000	3,986,859
Series 2025-2A, Class D, 5.98%, 10/20/2034 (c)	7,280,000	7,294,263

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class C, 5.04%, 5/21/2035 (c)	3,820,000	3,733,488
Series 2025-3A, Class D, 5.64%, 5/21/2035 (c)	16,500,000	16,211,412
Series 2026-1A, Class C, 5.40%, 11/20/2035 (c)	9,580,000	9,523,695
Series 2026-1A, Class D, 5.90%, 11/20/2035 (c)	8,470,000	8,420,727
Liberty 7.25%, 5/14/2031 ‡	17,000,000	17,014,116
Madison Park Funding Ltd. (Cayman Islands) Series 2020-45A, Class BRR, 5.32%, 7/15/2034 (a) (c)	3,530,000	3,530,692
Magnetite Ltd. (Cayman Islands)
Series 2024-40A, Class B1, 5.42%, 7/15/2037 (a) (c)	2,900,000	2,906,255
Series 2025-45A, Class E, 8.17%, 4/15/2038 (a) (c)	2,000,000	2,016,910
Mariner Finance Issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	2,000,000	1,995,967
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	635,000	638,680
Merchants Fleet Funding LLC Series 2025-1A, Class D, 5.76%, 1/20/2039 (c)	3,750,000	3,733,028
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (c)	7,550,000	7,543,298
Series 2026-1A, Class B, 6.31%, 2/20/2032 (c)	1,890,000	1,888,078
MF1 LLC Series 2026-FL22, Class A, 5.06%, 11/18/2043 (a) (c)	2,000,000	2,001,714
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (c)	4,995,669	5,009,807
Series 2026, 11.16%, 9/19/2030 ‡ (c)	1,998,269	2,003,924
Nautical Solutions 9.20%, 8/1/2031 ‡	4,134,319	4,201,501
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-38A, Class CR2, 5.56%, 10/20/2036 (a) (c)	2,500,000	2,501,110
Series 2019-34A, Class BR2, 5.33%, 7/20/2039 (a) (c)	3,300,000	3,306,201
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	168,000	164,931
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (c)	2,850,000	2,805,937
Nexus Nova 6.50%, 11/8/2028 ‡	8,000,000	8,000,240
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (d)	7,752,197	7,764,285
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	49,065	48,580
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.42%, 4/21/2037 (a) (c)	4,300,000	4,306,153
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 5.43%, 7/20/2037 (a) (c)	1,400,000	1,403,076
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-1A, Class C, 5.63%, 4/15/2031 (a) (c)	2,000,000	1,998,856
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.27%, 7/21/2037 (a) (c)	16,800,000	16,288,171
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	468,000	469,788
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	600,000	598,918
Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	400,000	399,799
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class D, 5.30%, 10/14/2036 (c)	7,595,000	7,508,065
Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	1,522,000	1,545,441
OneMain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	1,500,000	1,494,722
Oneslt 8.00%, 12/15/2030 ‡	3,146,328	3,146,328
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (c)	185,726	185,800
Oportun Issuance Trust
Series 2026-A, Class B, 5.06%, 1/9/2034 (c)	7,300,000	7,274,345
Series 2026-A, Class C, 5.45%, 1/9/2034 (c)	4,210,000	4,198,665
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	115,795	114,682
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.37%, 2/15/2038 (a) (c)	4,300,000	4,307,796

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Peace Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class BR, 5.26%, 10/20/2038 (a) (c)	5,400,000	5,410,460
PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.97%, 12/18/2043 (a) (b) (c)	7,325,000	7,325,000
Series 2026-14, Class AS, 5.30%, 12/18/2043 (a) (b) (c)	1,810,000	1,810,000
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (c)	2,670,000	2,643,764
PRET LLC Series 2026-NPL6, Class A1, 5.69%, 5/25/2056 (c) (d)	12,690,000	12,689,429
PRET Trust Series 2026-RN1, Class A1, 5.92%, 6/25/2066 (b) (c) (d)	15,520,000	15,519,980
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	736,000	728,882
Prometheus 0.00%, 9/12/2029 ‡	8,000,000	7,920,000
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	1,975,203	1,967,499
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	4,471,887	4,471,888
RCKT Mortgage Trust Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (c) (d)	5,800,311	5,783,380
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	2,563,000	2,570,980
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	3,631,000	3,652,746
Series 2026-A, Class A, 4.82%, 6/20/2039 (c)	12,360,000	12,320,989
Series 2026-A, Class B, 5.15%, 6/20/2039 (c)	3,000,000	2,985,575
Series 2026-A, Class C, 5.46%, 6/20/2039 (c)	3,700,000	3,675,824
Series 2026-A, Class D, 6.16%, 6/20/2039 (c)	2,000,000	2,001,586
Santander Bank Auto Credit-Linked Notes Series 2023-B, Class E, 8.41%, 12/15/2033 (c)	880,038	896,072
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	318,342	320,127
Series 2022-7, Class C, 6.69%, 3/17/2031	142,842	144,833
Series 2025-2, Class D, 5.47%, 5/15/2031	2,400,000	2,425,451
Series 2025-3, Class D, 5.11%, 9/15/2031	5,730,000	5,733,036
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,941,655
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,970,846
Series 2025-4, Class D, 4.95%, 1/15/2032	3,123,000	3,105,159
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,251,614
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,244,749	1,264,360
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,450,059	1,503,266
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,151,512	6,226,522
SCF Equipment Leasing LLC
Series 2025-2A, Class D, 5.33%, 6/20/2036 (c)	2,770,000	2,711,246
Series 2025-2A, Class E, 6.21%, 6/20/2036 (c)	3,920,000	3,844,444
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (a)	7,500,000	7,490,625
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (a)	7,500,000	7,503,283
Stifel SBA IO Trust
Series 2024-1A, Class A2, IO, 1.27%, 6/25/2050 (a) (c)	44,731,628	1,667,340
Series 2025-1A, Class A2, IO, 1.49%, 1/15/2051 (a) (c)	75,727,164	3,464,556
Series 2025-3A, Class A2, IO, 1.93%, 10/25/2051 (a) (c)	60,909,498	3,630,237
Stifel SBA Trust Series 2025-2A, Class A1, 2.56%, 8/25/2036 (a) (c)	52,285,543	3,090,164
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	2,855,515	2,822,358
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 5.29%, 4/16/2031 (a) (c)	1,900,000	1,900,699
Series 2018-19A, Class C, 5.69%, 4/16/2031 (a) (c)	940,000	939,652
Series 2020-23A, Class CR2, 5.42%, 1/15/2034 (a) (c)	3,600,000	3,596,260

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-29A, Class BR, 5.32%, 10/15/2035 (a) (c)	6,455,000	6,460,138
Series 2022-32A, Class BR, 5.32%, 10/23/2035 (a) (c)	4,225,000	4,228,414
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (c)	159,404	159,667
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (d)	4,388,429	4,355,872
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (d)	8,906,865	8,790,915
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (c)	101,000	100,197
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.16%, 9/18/2042 (a) (c)	3,050,000	3,057,707
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	100,000	100,000
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	100,000	100,000
United States Small Business Administration Series 2025-25J, Class 1, 4.79%, 10/1/2050	4,666,642	4,644,620
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (c)	4,000,000	3,995,000
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 18.51%, 2/20/2030 ‡ (a) (c)	39,579	39,579
Series 2022-PT3, Class A, 18.24%, 4/20/2030 ‡ (a) (c)	28,671	28,319
VCAT LLC
Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (c) (d)	1,014,702	1,015,230
Series 2026-NPL3, Class A1, 5.57%, 5/25/2056 (b) (c) (d)	7,700,000	7,699,900
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (c)	1,540,000	1,505,183
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.68%, 1/15/2035 (a) (c)	2,000,000	2,002,264
Wehle Park CLO Ltd. (Jersey) Series 2022-1A, Class ER, 9.07%, 10/21/2038 (a) (c)	1,000,000	922,413
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	4,615,000	4,629,542
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	2,540,000	2,557,579
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	437,000	442,812
Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	632,000	641,269
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	576,000	585,989
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	3,920,000	3,943,217
Total Asset-Backed Securities (Cost $1,039,315,493)		1,038,328,809
Foreign Government Securities — 3.6%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	829,000	885,973
8.63%, 2/4/2030 (j)	1,800,000	1,923,705
5.88%, 2/16/2031 (j)	3,900,000	3,794,271
7.63%, 5/29/2032 (j)	2,300,000	2,358,259
9.45%, 2/4/2033 (c)	1,846,000	2,045,959
7.30%, 9/30/2033 (j)	200,000	199,340
7.63%, 5/20/2034 (c)	3,093,000	3,108,496
8.50%, 1/31/2047 (j)	2,700,000	2,566,674
8.70%, 3/1/2049 (j)	700,000	670,346
8.88%, 5/29/2050 (j)	3,200,000	3,133,760
Argentine Republic
1.00%, 7/9/2029	1,400,000	1,263,500
4.12%, 7/9/2035 (d)	16,960,000	13,067,680
5.00%, 1/9/2038 (d)	1,700,000	1,368,207
3.50%, 7/9/2041 (d)	2,700,000	1,938,303
Barbados Government Bond 8.00%, 6/26/2035 (j)	2,000,000	2,122,420

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Benin Government Bond
7.96%, 2/13/2038 (c)	2,842,000	2,997,941
7.96%, 2/13/2038 (j)	950,000	1,002,126
Ciudad Autonoma De Buenos Aires 7.05%, 5/13/2036 (c)	1,300,000	1,263,821
Commonwealth of the Bahamas
8.95%, 10/15/2032 (j)	1,000,000	1,114,630
8.25%, 6/24/2036 (c)	2,277,000	2,545,117
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	399,590	384,206
3.60%, 6/15/2035 (c) (d)	4,346,960	3,461,267
Dominican Republic Government Bond
6.00%, 2/22/2033 (c)	150,000	150,900
6.00%, 2/22/2033 (j)	500,000	503,000
6.60%, 6/1/2036 (j)	5,900,000	6,103,845
6.95%, 3/15/2037 (c)	4,400,000	4,623,080
6.15%, 5/17/2038 (c)	2,877,000	2,836,003
6.40%, 6/5/2049 (j)	2,050,000	1,975,559
5.88%, 1/30/2060 (j)	1,450,000	1,270,019
Federal Republic of Nigeria
6.13%, 9/28/2028 (c)	1,000,000	1,009,070
6.13%, 9/28/2028 (j)	3,200,000	3,229,024
7.14%, 2/23/2030 (j)	3,600,000	3,713,724
8.75%, 1/21/2031 (j)	1,000,000	1,085,500
10.38%, 12/9/2034 (c)	1,400,000	1,689,415
8.63%, 1/13/2036 (j)	1,500,000	1,652,250
7.70%, 2/23/2038 (j)	3,300,000	3,408,075
9.13%, 1/13/2046 (c)	3,530,000	3,944,775
8.25%, 9/28/2051 (j)	800,000	821,124
Federative Republic of Brazil
7.13%, 5/13/2054	800,000	800,872
7.25%, 1/12/2056	2,500,000	2,498,750
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (j)	1,000,000	1,033,750
7.50%, 1/13/2029 (j)	2,000,000	2,092,500
5.85%, 7/7/2030 (j)	2,100,000	2,113,125
5.75%, 11/12/2032 (c)	6,761,000	6,642,682
7.38%, 10/10/2047 (j)	5,000,000	4,897,650
Islamic Republic of Pakistan
7.38%, 4/8/2031 (j)	11,200,000	11,002,320
8.88%, 4/8/2051 (j)	3,000,000	2,898,750
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	1,067,000	1,145,040
Kingdom of Bahrain
5.45%, 9/16/2032 (j)	1,600,000	1,503,080
6.63%, 10/6/2037 (c)	1,000,000	959,385
7.50%, 9/20/2047 (j)	600,000	592,680
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (j)	658,000	625,264
Plurinational State of Bolivia 9.45%, 5/14/2031 (c)	1,800,000	1,755,000
Provincia de Cordoba 8.60%, 2/3/2035 (c)	1,851,000	1,799,945

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Angola
8.00%, 11/26/2029 (j)	1,917,000	1,949,349
9.24%, 1/15/2031 (c)	1,400,000	1,471,050
8.75%, 4/14/2032 (j)	400,000	409,500
8.75%, 4/14/2032 (c)	600,000	614,250
9.38%, 3/31/2033 (c)	1,400,000	1,461,250
9.88%, 10/15/2035 (c)	6,000,000	6,400,500
Republic of Armenia 3.60%, 2/2/2031 (j)	900,000	826,317
Republic of Cameroon 9.50%, 7/31/2031 (j)	4,400,000	4,510,088
Republic of Colombia
8.00%, 4/20/2033	500,000	532,750
7.50%, 2/2/2034	2,000,000	2,078,500
7.75%, 11/7/2036	3,000,000	3,141,000
8.38%, 11/7/2054	800,000	861,200
Republic of Congo
8.75%, 4/16/2032 (c)	2,380,000	2,406,061
9.50%, 2/17/2035 (j)	2,600,000	2,620,436
9.50%, 5/26/2036 (j)	3,000,000	2,993,702
9.50%, 4/16/2037 (c)	2,270,000	2,315,082
Republic of Costa Rica
7.00%, 4/4/2044 (j)	400,000	432,645
7.30%, 11/13/2054 (c)	1,565,000	1,747,439
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (j)	3,600,000	3,841,200
6.13%, 6/15/2033 (j)	2,300,000	2,288,155
8.08%, 4/1/2036 (c)	5,481,000	5,964,013
8.25%, 1/30/2037 (c)	4,600,000	5,062,875
6.75%, 2/25/2041 (c)	9,278,000	8,866,289
Republic of Ecuador
6.90%, 7/31/2030 (d) (j)	1,674,000	1,676,461
8.75%, 1/29/2034 (c)	3,348,000	3,396,512
6.90%, 7/31/2035 (d) (j)	6,467,831	5,936,451
9.25%, 1/29/2039 (c)	18,208,000	18,717,278
5.00%, 7/31/2040 (d) (j)	5,711,364	4,772,073
Republic of El Salvador
8.63%, 2/28/2029 (j)	1,852,000	1,951,823
9.25%, 4/17/2030 (c)	2,390,000	2,553,894
7.12%, 1/20/2050 (j)	350,000	318,619
9.50%, 7/15/2052 (j)	350,000	392,035
9.65%, 11/21/2054 (c)	4,957,000	5,566,215
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	117,600	117,012
5.00%, 7/3/2029 (c) (d)	2,828,350	2,785,727
5.00%, 7/3/2035 (c) (d)	3,265,600	3,056,340
Republic of Guatemala
6.05%, 8/6/2031 (j)	2,000,000	2,071,000
6.60%, 6/13/2036 (c)	700,000	744,326
6.25%, 8/15/2036 (c)	1,221,000	1,270,243
6.55%, 2/6/2037 (c)	200,000	212,596

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Honduras
6.25%, 1/19/2027 (j)	1,350,000	1,354,860
8.63%, 11/27/2034 (c)	4,250,000	4,842,875
8.63%, 11/27/2034 (j)	850,000	968,575
Republic of Iraq 5.80%, 1/15/2028 (j)	937,500	923,145
Republic of Kenya
9.75%, 2/16/2031 (c)	1,635,000	1,765,849
9.75%, 2/16/2031 (j)	2,100,000	2,268,063
8.00%, 5/22/2032 (j)	200,000	202,972
7.88%, 10/9/2033 (c)	2,200,000	2,167,550
9.50%, 3/5/2036 (c)	5,427,000	5,663,726
8.80%, 10/9/2038 (c)	2,265,000	2,260,062
Republic of Montenegro 7.25%, 3/12/2031 (c)	1,950,000	2,057,250
Republic of Panama 7.88%, 3/1/2057	2,500,000	3,012,675
Republic of Paraguay
6.10%, 8/11/2044 (j)	1,000,000	1,010,480
5.60%, 3/13/2048 (j)	1,500,000	1,407,165
5.40%, 3/30/2050 (c)	4,100,000	3,731,820
6.65%, 3/4/2055 (j)	2,000,000	2,115,300
Republic of Rwanda 5.50%, 8/9/2031 (c)	4,000,000	3,773,160
Republic of Serbia
6.50%, 9/26/2033 (c)	400,000	423,300
6.00%, 6/12/2034 (c)	800,000	819,800
6.00%, 6/12/2034 (j)	400,000	409,900
Republic of South Africa
7.10%, 11/19/2036 (c)	2,800,000	2,989,000
6.30%, 6/22/2048	500,000	454,250
5.75%, 9/30/2049	900,000	758,070
7.30%, 4/20/2052	200,000	199,750
7.95%, 11/19/2054 (c)	3,542,000	3,772,230
7.95%, 11/19/2054 (j)	1,000,000	1,065,000
7.25%, 12/11/2055 (c)	5,555,000	5,473,064
Republic of Trinidad and Tobago 6.40%, 6/26/2034 (j)	500,000	515,688
Republic of Turkiye (The) 7.63%, 5/15/2034	1,164,000	1,215,216
Republic of Zambia
5.75%, 6/30/2033 (c) (d)	1,131,296	1,120,560
0.50%, 12/31/2053 (j)	1,700,000	1,344,785
Romania Government Bond 7.50%, 2/10/2037 (c)	3,400,000	3,670,504
State of Mongolia
4.45%, 7/7/2031 (j)	200,000	188,500
5.95%, 3/9/2032 (c)	2,000,000	2,017,500
Suriname Government International Bond
7.70%, 11/6/2030 (c)	3,151,000	3,252,966
8.50%, 11/6/2035 (c)	6,338,000	6,789,773
Total Foreign Government Securities (Cost $315,342,054)		327,929,796

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — 0.4% (k) (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 2/28/2031	148,116	148,492
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033	354,400	355,020
		503,512
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031	627,889	627,004
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/4/2031	1,354,221	1,353,801
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031	978,066	956,676
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032	1,534,500	1,534,577
		3,845,054
Commercial Services & Supplies — 0.0% ^
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.62%, 11/19/2031	395,561	392,844
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.87%, 4/1/2032	930,312	878,335
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 1/26/2033	465,333	465,817
		1,344,152
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031	285,465	285,822
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2031	1,020,343	1,017,578
		1,303,400
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 12/2/2031	730,084	734,282
Ground Transportation — 0.0% ^
GB AIT Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 4.25%), 7.98%, 4/29/2033	659,026	660,054
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031	1,564,749	1,562,511
		2,222,565
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 9/19/2030	529,334	529,084
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030	1,365,065	1,367,823
		1,896,907
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (m)	2,094,548	2,090,107
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 5/3/2028	443,886	429,113
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 12/31/2031	300,464	258,901
		2,778,121
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 2/10/2033	460,785	457,674
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/8/2031	445,508	447,460
		905,134
Media — 0.1%
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.51%, 5/1/2029	3,183,879	3,026,277

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028	378,529	376,773
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029	923,450	805,710
		1,182,483
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030	1,186,037	1,144,028
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 10/31/2031	661,408	653,557
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031	492,481	492,649
		1,146,206
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029	768,981	765,275
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029	1,235,981	1,234,436
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031	712,424	706,953
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033	1,110,092	1,055,719
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031	1,610,087	1,537,408
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 11/28/2028	588,559	572,314
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031	1,634,387	1,577,527
		6,684,357
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031	1,217,589	1,184,226
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.58%, 8/18/2032	1,628,907	1,623,141
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029	369,375	366,546
		3,173,913
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031	2,063,799	2,065,099
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 4/30/2032	143,556	143,322
Total Loan Assignments (Cost $36,189,548)		35,883,935
Municipal Bonds — 0.1% (n)
California — 0.0% ^
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	1,590,000	890,400
Nevada — 0.0% ^
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	2,165,000	1,212,400
New York — 0.1%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	5,566,000	5,635,835
Series 2024, Rev., 6.03%, 12/15/2031	650,000	661,654
Total New York		6,297,489
Total Municipal Bonds (Cost $9,851,500)		8,400,289

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (c)	48,665	326,386
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	334	5,552
Wireless Telecommunication Services — 0.0% ^
Altice France SA ‡	1,131	22,925
Total Common Stocks (Cost $327,772)		354,863
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (o) (p) (Cost $250,602,719)	250,578,264	250,628,380
Total Investments — 102.9% (Cost $9,396,994,743)		9,398,289,909
Liabilities in Excess of Other Assets — (2.9)%		(262,556,849)
NET ASSETS — 100.0%		9,135,733,060

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(e)	Defaulted security.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $31,784,867 or 0.35% of the Fund’s net
assets as of May 31, 2026.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2026.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2056 (a)	(17,000,000)	(14,222,238)
TBA, 3.00%, 6/25/2056 (a)	(56,900,000)	(49,686,820)
TBA, 3.50%, 6/25/2056 (a)	(40,100,000)	(36,445,105)
TBA, 4.00%, 6/25/2056 (a)	(41,593,000)	(38,937,851)
TBA, 4.50%, 6/25/2056 (a)	(21,600,000)	(20,733,874)
TBA, 5.00%, 6/25/2056 (a)	(765,000)	(752,561)
TBA, 5.50%, 6/25/2056 (a)	(449,630,000)	(451,614,433)
TBA, 6.00%, 6/25/2056 (a)	(304,300,000)	(310,711,653)
TBA, 6.50%, 6/25/2056 (a)	(64,700,000)	(67,250,857)
GNMA II, Single Family, 30 Year TBA, 3.50%, 6/15/2056 (a)	(22,500,000)	(20,266,332)
(Proceeds received of $1,011,538,773)		(1,010,621,724)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	319	06/08/2026	EUR	46,982,744	(260,459)
Euro-Schatz	1,875	06/08/2026	EUR	231,778,260	(489,339)
U.S. Treasury 10 Year Note	8,494	09/21/2026	USD	933,410,969	8,643,224
U.S. Treasury 2 Year Note	132	09/30/2026	USD	27,274,500	56,345
U.S. Treasury 5 Year Note	10,826	09/30/2026	USD	1,161,342,240	6,780,016
					14,729,787
Short Contracts
U.S. Treasury 10 Year Ultra Note	(4,019)	09/21/2026	USD	(450,944,359)	(6,411,792)
U.S. Treasury Long Bond	(2,148)	09/21/2026	USD	(241,448,625)	(4,918,568)
U.S. Treasury Ultra Bond	(2,334)	09/21/2026	USD	(267,534,750)	(5,884,341)
U.S. Treasury 2 Year Note	(1,684)	09/30/2026	USD	(347,956,500)	(765,540)
U.S. Treasury 5 Year Note	(741)	09/30/2026	USD	(79,489,618)	(508,738)
					(18,488,979)
					(3,759,192)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	31,285,988	USD	22,294,551	Goldman Sachs International	6/15/2026	186,526
EUR	19,258,587	USD	22,377,368	BNP Paribas	6/15/2026	98,890
EUR	13,855,859	USD	16,127,785	Goldman Sachs International	6/15/2026	43,073
GBP	8,412,017	USD	11,309,587	Barclays Bank plc	6/15/2026	18,573
GBP	16,372,679	USD	21,891,548	Goldman Sachs International	6/15/2026	156,948
NZD	18,931,196	AUD	15,576,873	Citibank, NA	6/15/2026	148,790
NZD	19,367,655	CAD	15,751,841	BNP Paribas	6/15/2026	171,332
NZD	37,565,517	USD	22,137,168	Citibank, NA	6/15/2026	368,603
NZD	74,220,571	USD	44,375,588	Goldman Sachs International	6/15/2026	90,488
USD	30,944,814	CAD	42,119,330	Morgan Stanley	6/15/2026	376,522
USD	11,014,044	EUR	9,374,910	BNP Paribas	6/15/2026	72,800
USD	1,759,535	EUR	1,500,000	Morgan Stanley	6/15/2026	8,919
USD	11,028,611	GBP	8,160,638	Goldman Sachs International	6/15/2026	38,974
USD	13,579,590	GBP	9,967,991	Morgan Stanley	6/15/2026	156,056
USD	43,839,587	JPY	6,907,600,891	Goldman Sachs International	6/15/2026	420,971
ZAR	533,656,696	USD	32,630,327	Goldman Sachs International	6/15/2026	245,834
EUR	470,763	USD	549,185	Morgan Stanley	7/15/2026	944
Total unrealized appreciation						2,604,243
AUD	60,143,156	USD	43,592,620	BNP Paribas	6/15/2026	(375,735)
BRL	154,383,895	USD	31,093,557	BNP Paribas**	6/15/2026	(577,080)
CAD	15,083,434	EUR	9,403,285	Citibank, NA	6/15/2026	(27,491)
CHF	18,816,957	USD	24,282,269	BNP Paribas	6/15/2026	(141,364)
CLP	9,509,679,144	USD	10,751,839	Standard Chartered Bank**	6/15/2026	(66,212)
CNY	71,422,508	USD	10,530,047	BNP Paribas**	6/15/2026	(20,878)
EUR	19,466,797	CAD	31,353,846	Goldman Sachs International	6/15/2026	(35,938)
EUR	18,594,326	CHF	17,071,488	BNP Paribas	6/15/2026	(200,569)
EUR	7,270,365	USD	8,568,601	BNP Paribas	6/15/2026	(83,523)
GBP	8,412,017	CAD	15,627,896	BNP Paribas	6/15/2026	(13,855)
GBP	16,037,670	USD	21,853,410	Morgan Stanley	6/15/2026	(256,058)
JPY	2,910,111,905	USD	18,681,314	BNP Paribas	6/15/2026	(389,430)
JPY	3,407,217,046	USD	21,854,514	Goldman Sachs International	6/15/2026	(438,012)
KRW	17,009,256,560	USD	11,387,331	Goldman Sachs International**	6/15/2026	(105,295)
USD	373,871	EUR	322,000	Morgan Stanley	6/15/2026	(1,928)
USD	11,294,640	INR	1,084,454,849	BNP Paribas**	6/15/2026	(105,772)
USD	10,966,517	NZD	18,607,028	BNP Paribas	6/15/2026	(181,087)
USD	33,105,866	NZD	56,082,717	Citibank, NA	6/15/2026	(493,692)
USD	11,043,644	ZAR	182,855,130	Citibank, NA	6/15/2026	(221,229)
EUR	19,512,625	CAD	31,416,692	Goldman Sachs International	7/15/2026	(29,459)
Total unrealized depreciation						(3,764,607)
Net unrealized depreciation						(1,160,364)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
NZD	New Zealand Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.36	USD2,200,000	7,551	(40,074)	(32,523)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.36	USD5,000,000	3,601	(77,518)	(73,917)
							11,152	(117,592)	(106,440)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 7,010,000	(264,363)	(378,296)	(642,659)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 14,019,000	(561,087)	(724,140)	(1,285,227)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 14,020,000	(553,129)	(732,189)	(1,285,318)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 14,249,000	(531,368)	(774,944)	(1,306,312)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 45,909,000	(2,332,691)	(1,876,130)	(4,208,821)
						(4,242,638)	(4,485,699)	(8,728,337)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.98 annually	Receive	11/29/2030	USD232,000,000	1,564	(1,053,776)	(1,052,212)
1 day SOFR annually	4.05 annually	Receive	4/29/2033	USD157,200,000	76,341	(1,130,490)	(1,054,149)
					77,905	(2,184,266)	(2,106,361)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%
Summary of total OTC swap contracts outstanding as of May 31, 2026:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	11,152	(106,440)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$879,407,535	$158,921,274	$1,038,328,809
Collateralized Mortgage Obligations	—	1,533,555,680	212,845,287	1,746,400,967
Commercial Mortgage-Backed Securities	—	1,684,075,581	9,168,115	1,693,243,696
Common Stocks	—	—	354,863	354,863
Corporate Bonds
Aerospace & Defense	—	23,786,742	—	23,786,742
Automobile Components	—	39,484,910	—	39,484,910
Banks	—	75,642,741	—	75,642,741
Biotechnology	—	393,726	—	393,726
Broadline Retail	—	4,138,090	—	4,138,090
Building Products	—	46,478,562	—	46,478,562
Capital Markets	—	17,979,034	—	17,979,034
Chemicals	—	60,274,051	—	60,274,051
Commercial Services & Supplies	—	44,881,780	19,826,175	64,707,955
Communications Equipment	—	143,970	—	143,970
Construction & Engineering	—	4,396,853	—	4,396,853
Construction Materials	—	960,331	—	960,331
Consumer Finance	—	26,104,770	—	26,104,770
Consumer Staples Distribution & Retail	—	16,584,369	—	16,584,369
Containers & Packaging	—	12,707,768	—	12,707,768
Distributors	—	2,203,850	—	2,203,850
Diversified	—	—	6,913,229	6,913,229
Diversified Consumer Services	—	7,522,300	—	7,522,300
Diversified Telecommunication Services	—	89,047,245	—	89,047,245
Electric Utilities	—	50,688,244	—	50,688,244
Electrical Equipment	—	1,105,238	—	1,105,238
Electronic Equipment, Instruments & Components	—	25,459,061	—	25,459,061
Energy Equipment & Services	—	6,373,952	—	6,373,952
Entertainment	—	14,190,463	—	14,190,463
Financial Services	—	43,104,174	36,838,442	79,942,616
Food Products	—	16,437,468	—	16,437,468
Gas Utilities	—	2,304,081	—	2,304,081
Ground Transportation	—	16,779,949	—	16,779,949
Health Care Equipment & Supplies	—	22,057,650	—	22,057,650
Health Care Providers & Services	—	36,774,636	—	36,774,636
Health Care Technology	—	8,132,184	—	8,132,184
Hotel & Resort REITs	—	5,459,850	—	5,459,850
Hotels, Restaurants & Leisure	—	72,642,479	—	72,642,479
Household Durables	—	18,834,107	—	18,834,107
Household Products	—	7,287,174	—	7,287,174
Independent Power and Renewable Electricity Producers	—	15,352,987	—	15,352,987
Insurance	—	3,520,172	—	3,520,172
Interactive Media & Services	—	1,623,596	—	1,623,596
IT Services	—	5,084,550	—	5,084,550

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Machinery	$—	$8,181,116	$—	$8,181,116
Marine Transportation	—	2,932,530	—	2,932,530
Media	—	99,468,127	—	99,468,127
Metals & Mining	—	19,974,411	—	19,974,411
Mortgage Real Estate Investment Trusts (REITs)	—	4,949,105	—	4,949,105
Multi-Utilities	—	14,405,137	—	14,405,137
Oil, Gas & Consumable Fuels	—	220,463,104	—	220,463,104
Passenger Airlines	—	10,832,936	—	10,832,936
Personal Care Products	—	10,861,367	—	10,861,367
Pharmaceuticals	—	14,872,931	—	14,872,931
Professional Services	—	1,498,729	—	1,498,729
Real Estate Management & Development	—	3,606,248	5,975,450	9,581,698
Semiconductors & Semiconductor Equipment	—	20,294,318	—	20,294,318
Software	—	20,613,559	—	20,613,559
Specialized REITs	—	4,009,137	—	4,009,137
Specialty Retail	—	26,430,901	— (a)	26,430,901
Technology Hardware, Storage & Peripherals	—	4,168,720	—	4,168,720
Trading Companies & Distributors	—	23,815,168	—	23,815,168
Wireless Telecommunication Services	—	3,980,639	—	3,980,639
Total Corporate Bonds	—	1,361,301,290	69,553,296	1,430,854,586
Foreign Government Securities	—	327,929,796	—	327,929,796
Loan Assignments	—	35,883,935	—	35,883,935
Mortgage-Backed Securities	—	2,866,264,588	—	2,866,264,588
Municipal Bonds	—	8,400,289	—	8,400,289
Short-Term Investments
Investment Companies	250,628,380	—	—	250,628,380
Total Investments in Securities	$250,628,380	$8,696,818,694	$450,842,835	$9,398,289,909
Liabilities
TBA Short Commitment	$—	$(1,010,621,724)	$—	$(1,010,621,724)
Total Liabilities in Securities Sold Short	$—	$(1,010,621,724)	$—	$(1,010,621,724)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,604,243	$—	$2,604,243
Futures Contracts	15,479,585	—	—	15,479,585
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,764,607)	$—	$(3,764,607)
Futures Contracts	(19,238,777)	—	—	(19,238,777)
Swaps	—	(6,787,557)	—	(6,787,557)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(3,759,192)	$(7,947,921)	$—	$(11,707,113)

(a)	Value is zero.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$77,065,245	$14	$(384,536)	$(4,068)	$88,262,079	$(4,319,760)	$1,309,800	$(3,007,500)	$—	$158,921,274
Collateralized Mortgage Obligations	111,369,660	—	(3,921,370)	(154,877)	215,907,959	(99,692,925)	—	(10,663,160)	—	212,845,287
Commercial Mortgage-Backed Securities	10,816,425	—	(83,957)	10,569	86,745	(1,661,667)	—	—	—	9,168,115
Common Stocks	428,174	—	(78,655)	—	—	—	—	—	5,344	354,863
Corporate Bonds	29,425,476	(55)	(3,970)	(12,525)	42,404,428	(2,260,058)	—	—	—	69,553,296
Rights	5,344	—	—	—	—	—	—	—	(5,344)	—
Total	$229,110,324	$(41)	$(4,472,488)	$(160,901)	$346,661,211	$(107,934,410)	$1,309,800	$(13,670,660)	$—	$450,842,835

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Rights and Common Stocks.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(4,656,700).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$36,684,463	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.01%)
			Constant Default Rate	0.00% - 12.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	4.52% - 9.78% (7.69%)

Asset-Backed Securities	36,684,463
	27,998,126	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.36% - 13.00% (11.43%)

Corporate Bonds	27,998,126
	2,033,978	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.36% (7.36%)

Commercial Mortgage-Backed Securities	2,033,978
Total	$66,716,567

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $ 384,126,268. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$161,585,217	$1,658,537,732	$1,569,484,938	$(29,245)	$19,614	$250,628,380	250,578,264	$1,385,171	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.